NATIONWIDE®

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–717–12/05

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:
AIM Basic Balanced Fund – Investor Class (AIMBBal) 24,995 shares (cost $299,258)	$306,188
AIM Dynamics Fund – Investor Class (AIMDynam) 334,664 shares (cost $4,671,817)	6,094,227
AIM Small Company Growth Fund – Investor Class (AIMSmCoGr) 63,076 shares (cost $777,983)	836,387
American Century Growth Fund – Investor Class (ACGroI) 404,618 shares (cost $10,387,560)	8,327,032
American Century Income & Growth Fund – Advisor Class (ACIncGroA) 88,403 shares (cost $2,548,192)	2,679,503
American Century Income & Growth Fund – Investor Class (ACIncGroI) 227,262 shares (cost $6,597,757)	6,892,843
American Century International Growth Fund – Advisor Class (ACIntlGrA) 33,011 shares (cost $264,864)	332,752
American Century International Growth Fund – Investor Class (ACIntlGrI) 165,160 shares (cost $1,228,196)	1,666,469
American Century Short-Term Government Fund – Investor Class (ACSTGvtI) 309,477 shares (cost $2,970,488)	2,899,800
American Century Ultra ® Fund – Investor Class (ACUltraI) 534,163 shares (cost $17,412,953)	16,072,950
American Century VP – International Fund – Class IV (ACVPInt4) 77,190 shares (cost $557,762)	634,502
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc) 106,420 shares (cost $1,084,865)	1,012,056
Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr) 114,075 shares (cost $3,441,531)	3,795,267
Delaware Delchester Fund – Institutional Class (DeDelFund) 127,235 shares (cost $418,206)	412,243
Dreyfus A Bonds Plus, Inc. (DryABonds) 201,703 shares (cost $2,769,479)	2,731,060
Dreyfus Appreciation Fund, Inc. (DryApp) 135,360 shares (cost $4,836,414)	5,380,565
Dreyfus Emerging Leaders Fund (DryELead) 2,059 shares (cost $76,074)	85,272
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp) 102,723 shares (cost $2,006,702)	1,931,191
Dreyfus Premier Third Century Fund, Inc. – Class Z, The (Dry3dCen) 120,774 shares (cost $1,002,720)	1,045,905
Dreyfus S&P 500 Index Fund (Dry500Ix) 495,050 shares (cost $17,494,194)	17,995,068
Evergreen Equity Income Fund – Class I (EvInc) 47,388 shares (cost $1,024,060)	1,085,655
Federated Equity Income Fund – Class F Shares (FedEqInc) 5,191 shares (cost $78,263)	92,875
Federated High Yield Trust (FedHiYld) 344,775 shares (cost $2,107,250)	2,037,619
Federated Intermediate Corporate Bond Fund – Institutional Service Class (FedIntCorpBd) 84,944 shares (cost $861,516)	850,291
Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F (FedBdFd) 270,148 shares (cost $2,421,511)	2,396,213

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Advisor Balanced Fund – Class A (FidABalA) 41,370 shares (cost $626,852)	$654,891
Fidelity® Advisor Balanced Fund – Class T (FidABalT) 71,976 shares (cost $1,102,490)	1,145,857
Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA) 19,167 shares (cost $836,347)	919,626
Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA) 149,675 shares (cost $3,788,034)	4,189,390
Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT) 150,810 shares (cost $3,811,931)	4,273,968
Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA) 29,388 shares (cost $909,561)	958,337
Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT) 126,812 shares (cost $4,017,004)	4,198,757
Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT) 263,205 shares (cost $2,544,370)	2,568,881
Fidelity® Advisor Overseas Fund – Class A (FidAOvA) 10,412 shares (cost $172,053)	202,623
Fidelity® Asset Manager™ (FidAsMgr) 200,588 shares (cost $3,075,691)	3,219,445
Fidelity® Capital & Income Fund (FidCapInc) 57,101 shares (cost $473,425)	477,937
Fidelity® Equity-Income Fund (FidEqInc) 199,711 shares (cost $9,635,331)	10,540,724
Fidelity® Magellan® Fund (FidMgln) 173,462 shares (cost $20,894,522)	18,463,244
Fidelity® Puritan® Fund (FidPurtn) 521,893 shares (cost $9,474,533)	9,775,051
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 3,388 shares (cost $20,294)	20,905
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 43,891 shares (cost $782,965)	891,871
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer) 357,703 shares (cost $7,499,489)	8,516,900
Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr) 66,008 shares (cost $2,085,264)	2,489,804
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 187,695 shares (cost $2,645,841)	2,928,047
Franklin VIT – Franklin Balance Sheet Investment Fund – Class A (FranBSInv) 57,200 shares (cost $3,149,642)	3,530,956
Gartmore Bond Fund – Class D (GartBond) 212,171 shares (cost $2,043,031)	2,038,961
Gartmore Bond Index Fund – Class A (GartBdIx) 24,772 shares (cost $274,026)	268,525
Gartmore Government Bond Fund – Class D (GartGvtBd) 472,561 shares (cost $4,979,852)	4,824,844
Gartmore Growth Fund – Class A (GartGrowA) 95,867 shares (cost $618,774)	671,067
Gartmore Growth Fund – Class D (GartGrowD) 165,421 shares (cost $994,512)	1,179,451
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 23,502 shares (cost $264,021)	281,323
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 3,079 shares (cost $31,984)	31,620
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 79,550 shares (cost $871,819)	906,865
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 81,867 shares (cost $942,919)	969,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 7,920 shares (cost $86,378)	$86,408
Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 23,047 shares (cost $223,495)	231,159
Gartmore ID Aggressive Fund – Service Class (GartIDAgg) 134,631 shares (cost $1,191,949)	1,304,578
Gartmore ID Conservative Fund – Service Class (GartIDCon) 161,610 shares (cost $1,637,115)	1,640,346
Gartmore ID Moderate Fund – Service Class (GartIDMod) 733,848 shares (cost $7,092,859)	7,507,260
Gartmore ID Moderately Aggressive Fund – Service Class (GartIDModAgg) 298,997 shares (cost $2,822,560)	2,998,942
Gartmore ID Moderately Conservative Fund – Service Class (GartIDModCon) 186,715 shares (cost $1,857,493)	1,906,357
Gartmore International Index Fund – Class A (GartIntlndx) 2,140 shares (cost $16,053)	19,366
Gartmore Large Cap Value Fund – Class A (GartLgCpVal) 156,825 shares (cost $1,990,800)	2,032,457
Gartmore Mid Cap Market Index Fund – Class A (GartMdCpMkt) 66,202 shares (cost $860,056)	977,797
Gartmore Money Market Fund – Prime Shares (GartMyMkt) 9,165,506 shares (cost $9,165,506)	9,165,506
Gartmore Money Market Fund – Service Class (GartMyMktS) 4,750,652 shares (cost $4,750,652)	4,750,652
Gartmore Nationwide Fund – Class D (GartNWFund) 294,695 shares (cost $5,740,023)	5,534,374
Gartmore S&P 500 Index Fund – Service Class (GartSP500Indx) 380,488 shares (cost $3,643,158)	4,044,588
Gartmore Small Cap Fund – Class A (GartSmCap) 266,372 shares (cost $4,428,153)	4,645,526
Gartmore Small Cap Index Fund – Class A (GartSmCapIx) 65,865 shares (cost $743,645)	785,114
Gartmore Value Opportunities Fund – Class A (GartValOpp) 23,491 shares (cost $349,867)	321,359
Janus Adviser Balanced Fund (JanBal) 54,227 shares (cost $1,257,006)	1,418,030
Janus Adviser International Growth Fund (JanIntlGr) 1,288 shares (cost $35,438)	48,771
Janus Adviser Worldwide Fund – Class S (JanWorld) 21,138 shares (cost $532,771)	612,576
Janus Fund (JanFund) 308,229 shares (cost $9,321,502)	7,869,094
Janus Twenty Fund (Jan20Fd) 484,250 shares (cost $29,752,925)	23,689,491
Janus Worldwide Fund (JanWrldwde) 147,251 shares (cost $8,259,768)	6,381,854
Lazard Small Cap Portfolio – Open Shares (LazSmCap) 190,905 shares (cost $3,488,167)	2,918,940
MFS® Strategic Income Fund – Class A (MFSStratIncA) 152,851 shares (cost $1,027,075)	1,022,575
Neuberger Berman EF – Guardian Fund – Investor Class Shares (NBEFGuard) 172,155 shares (cost $2,539,866)	3,071,246
Neuberger Berman EF – Partners Fund – Investor Class Shares (NBEFPart) 255,631 shares (cost $5,827,607)	7,170,460
Neuberger Berman ET – Genesis Fund – Trust Class Shares (NBETGen) 377,303 shares (cost $14,851,718)	18,318,049
Neuberger Berman ET – Guardian Fund – Trust Class Shares (NBETGuard) 21,618 shares (cost $229,673)	303,728

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman ET – Partners Fund – Trust Class Shares (NBETPart) 26,268 shares (cost $513,482)	$568,694
Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares (NBETSocRes) 33,353 shares (cost $503,591)	524,976
Neuberger Berman Limited Maturity Bond Fund® – Investor Class Shares (NBLtdMat) 112,786 shares (cost $1,075,401)	1,029,733
Oppenheimer Capital Appreciation Fund A (OppCapApA) 67,309 shares (cost $2,716,607)	2,888,228
Oppenheimer Champion Income Fund A (OppChpInc) 30,482 shares (cost $287,017)	284,395
Oppenheimer Global Fund A (OppGlob) 221,148 shares (cost $10,959,954)	14,750,602
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 171,418 shares (cost $4,689,389)	5,682,492
Oppenheimer Strategic Income Fund – Class A (OppStratInc) 147,428 shares (cost $627,781)	617,723
Phoenix Balanced Fund – Class A (PhxBalFd) 77,599 shares (cost $1,105,515)	1,129,071
PIMCO Total Return Fund – Class A (PimTotRet) 398,849 shares (cost $4,268,876)	4,187,913
Putnam International Equity Fund – Class A (PIntEq) 163 shares (cost $3,498)	4,255
Putnam Voyager Fund – Class A (PVoyager) 9,397 shares (cost $147,062)	163,509
Templeton Foreign Fund – Class A (TemForFd) 447,589 shares (cost $4,745,551)	5,675,423
Van Kampen Growth and Income Fund – Class A (VKGrInc) 107,588 shares (cost $2,054,268)	2,209,859
Van Kampen Growth Fund – Class A (VKGrowth) 18,513 shares (cost $434,084)	464,307
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec) 57,561 shares (cost $1,312,104)	1,422,911
Waddell & Reed Advisors Small Cap Fund, Inc. – Class A (WRAdSmCap) 16,262 shares (cost $222,879)	243,443
Wells Fargo Advantage Funds – Common Stock Fund – Class Z (WFComStk) 196,313 shares (cost $3,922,980)	4,273,737
Wells Fargo Advantage Funds – Growth and Income Fund (WFGrInc) 12,053 shares (cost $221,373)	251,425
Wells Fargo Advantage Funds – Growth Fund (WFGrowth) 8,619 shares (cost $175,679)	181,774
Wells Fargo Advantage Funds – Large Cap Growth Fund (WFLgCpGr) 84,009 shares (cost $1,912,425)	2,061,581
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr) 64,872 shares (cost $384,343)	397,018

Total investments	348,522,779
Accounts receivable	18,463

Total assets	348,541,242
Accounts payable	–

Contract owners’ equity (note 4)	$348,541,242

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBBal	AIMDynam	AIMSmCoGr	AIMTotRet	ACGroI	ACIncGroA	ACIncGroI
Reinvested dividends	$4,507,542	2,809	–	–	2,959	34,629	42,944	135,462
Mortality and expense risk charges (note 2)	(4,291,929)	(1,677)	(74,036)	(5,551)	(2,055)	(108,873)	(29,004)	(92,788)

Net investment income (loss)	215,613	1,132	(74,036)	(5,551)	904	(74,244)	13,940	42,674

Proceeds from mutual fund shares sold	86,766,363	13,506	1,353,237	131,230	346,838	1,124,528	352,687	1,327,905
Cost of mutual fund shares sold	(92,813,421)	(13,353)	(1,632,510)	(118,838)	(335,865)	(1,653,103)	(320,502)	(1,391,217)

Realized gain (loss) on investments	(6,047,058)	153	(279,273)	12,392	10,973	(528,575)	32,185	(63,312)
Change in unrealized gain (loss) on investments	17,060,505	6,929	833,628	8,431	(16,111)	883,547	(56,598)	(18,923)

Net gain (loss) on investments	11,013,447	7,082	554,355	20,823	(5,138)	354,972	(24,413)	(82,235)

Reinvested capital gains	7,651,107	–	–	–	–	–	97,275	269,498

Net increase (decrease) in contract owners’ equity resulting from operations	$18,880,167	8,214	480,319	15,272	(4,234)	280,728	86,802	229,937

Investment activity:	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
Reinvested dividends	$4,924	28,906	92,115	19,836	4,296	21,975	–	40,106
Mortality and expense risk charges (note 2)	(3,463)	(22,375)	(35,550)	(213,890)	(6,828)	(13,605)	(51,461)	(6,638)

Net investment income (loss)	1,461	6,531	56,565	(194,054)	(2,532)	8,370	(51,461)	33,468

Proceeds from mutual fund shares sold	33,006	404,658	685,535	4,342,334	405,746	203,497	677,035	294,413
Cost of mutual fund shares sold	(28,713)	(286,114)	(701,607)	(5,945,791)	(370,823)	(215,797)	(1,098,779)	(276,184)

Realized gain (loss) on investments	4,293	118,544	(16,072)	(1,603,457)	34,923	(12,300)	(421,744)	18,229
Change in unrealized gain (loss) on investments	29,729	57,725	(27,201)	1,865,320	26,297	(71,965)	682,766	(40,520)

Net gain (loss) on investments	34,022	176,269	(43,273)	261,863	61,220	(84,265)	261,022	(22,291)

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$35,483	182,800	13,292	67,809	58,688	(75,895)	209,561	11,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
Reinvested dividends	$135,839	72,805	–	32,065	4,019	237,761	17,000	1,787
Mortality and expense risk charges (note 2)	(39,321)	(65,790)	(1,002)	(25,658)	(14,357)	(239,965)	(14,392)	(1,109)

Net investment income (loss)	96,518	7,015	(1,002)	6,407	(10,338)	(2,204)	2,608	678

Proceeds from mutual fund shares sold	793,725	1,086,091	12,800	358,435	200,280	3,050,192	218,724	12,960
Cost of mutual fund shares sold	(801,020)	(1,053,637)	(10,990)	(366,670)	(308,075)	(3,487,685)	(194,579)	(10,815)

Realized gain (loss) on investments	(7,295)	32,454	1,810	(8,235)	(107,795)	(437,493)	24,145	2,145
Change in unrealized gain (loss) on investments	(59,042)	119,250	(7,234)	(81,935)	141,094	990,794	(47,434)	(1,498)

Net gain (loss) on investments	(66,337)	151,704	(5,424)	(90,170)	33,299	553,301	(23,289)	647

Reinvested capital gains	–	–	12,533	15,231	–	–	48,651	–

Net increase (decrease) in contract owners’ equity resulting from operations	$30,181	158,719	6,107	(68,532)	22,961	551,097	27,970	1,325

Investment activity:	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
Reinvested dividends	$165,043	42,965	136,994	13,892	20,225	–	38,870	31,162
Mortality and expense risk charges (note 2)	(27,015)	(12,803)	(31,203)	(7,945)	(15,182)	(11,705)	(44,309)	(55,460)

Net investment income (loss)	138,028	30,162	105,791	5,947	5,043	(11,705)	(5,439)	(24,298)

Proceeds from mutual fund shares sold	1,124,024	443,829	451,745	223,418	302,071	471,896	844,123	787,972
Cost of mutual fund shares sold	(1,142,630)	(451,834)	(425,914)	(218,612)	(316,149)	(422,061)	(646,763)	(682,698)

Realized gain (loss) on investments	(18,606)	(8,005)	25,831	4,806	(14,078)	49,835	197,360	105,274
Change in unrealized gain (loss) on investments	(93,689)	(13,176)	(118,798)	(22,000)	(14,689)	3,625	(195,150)	(104,829)

Net gain (loss) on investments	(112,295)	(21,181)	(92,967)	(17,194)	(28,767)	53,460	2,210	445

Reinvested capital gains	–	–	–	35,865	62,490	–	217,246	221,059

Net increase (decrease) in contract owners’ equity resulting from operations	$25,733	8,981	12,824	24,618	38,766	41,755	214,017	197,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
Reinvested dividends	$1,732	873	189,812	1,990	79,615	29,932	167,328	172,110
Mortality and expense risk charges (note 2)	(7,264)	(52,397)	(34,548)	(2,436)	(44,493)	(6,410)	(137,223)	(246,780)

Net investment income (loss)	(5,532)	(51,524)	155,264	(446)	35,122	23,522	30,105	(74,670)

Proceeds from mutual fund shares sold	722,307	871,661	928,748	97,523	912,534	83,063	1,537,876	3,370,656
Cost of mutual fund shares sold	(709,320)	(1,258,903)	(885,869)	(88,008)	(1,010,251)	(99,531)	(1,512,618)	(4,124,630)

Realized gain (loss) on investments	12,987	(387,242)	42,879	9,515	(97,717)	(16,468)	25,258	(753,974)
Change in unrealized gain (loss) on investments	13,440	698,681	(120,377)	10,706	58,469	9,528	(34,410)	1,195,038

Net gain (loss) on investments	26,427	311,439	(77,498)	20,221	(39,248)	(6,940)	(9,152)	441,064

Reinvested capital gains	–	–	7,806	3,125	80,193	–	419,075	513,479

Net increase (decrease) in contract owners’ equity resulting from operations	$20,895	259,915	85,572	22,900	76,067	16,582	440,028	879,873

Investment activity:	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
Reinvested dividends	$261,504	3,058	1,904	113,824	2,833	34,340	25,250	95,707
Mortality and expense risk charges (note 2)	(132,716)	(265)	(5,384)	(100,048)	(25,235)	(32,511)	(32,869)	(27,239)

Net investment income (loss)	128,788	2,793	(3,480)	13,776	(22,402)	1,829	(7,619)	68,468

Proceeds from mutual fund shares sold	1,931,269	285	364,686	2,085,899	1,066,199	1,312,322	630,664	513,480
Cost of mutual fund shares sold	(2,000,254)	(346)	(329,748)	(1,704,483)	(934,571)	(1,127,039)	(391,927)	(499,950)

Realized gain (loss) on investments	(68,985)	(61)	34,938	381,416	131,628	185,283	238,737	13,530
Change in unrealized gain (loss) on investments	(52,409)	(2,447)	60,898	(47,838)	79,027	41,095	(76,434)	(43,131)

Net gain (loss) on investments	(121,394)	(2,508)	95,836	333,578	210,655	226,378	162,303	(29,601)

Reinvested capital gains	307,367	–	1,803	369,251	–	–	132,540	–

Net increase (decrease) in contract owners’ equity resulting from operations	$314,761	285	94,159	716,605	188,253	228,207	287,224	38,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$9,817	213,828	219	1,532	4,500	335	17,340	15,501
Mortality and expense risk charges (note 2)	(3,032)	(68,194)	(6,564)	(15,480)	(2,777)	(109)	(9,072)	(8,530)

Net investment income (loss)	6,785	145,634	(6,345)	(13,948)	1,723	226	8,268	6,971

Proceeds from mutual fund shares sold	47,373	1,996,327	191,164	220,779	4,771	4,114	40,633	138,198
Cost of mutual fund shares sold	(48,319)	(2,114,791)	(182,006)	(193,938)	(4,119)	(4,108)	(37,698)	(127,290)

Realized gain (loss) on investments	(946)	(118,464)	9,158	26,841	652	6	2,935	10,908
Change in unrealized gain (loss) on investments	(4,259)	53,690	19,431	47,195	12,652	(369)	7,847	7,833

Net gain (loss) on investments	(5,205)	(64,774)	28,589	74,036	13,304	(363)	10,782	18,741

Reinvested capital gains	–	4,002	–	–	4,918	501	13,059	16,452

Net increase (decrease) in contract owners’ equity resulting from operations	$1,580	84,862	22,244	60,088	19,945	364	32,109	42,164

Investment activity:	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
Reinvested dividends	$1,343	4,107	20,668	39,919	150,034	52,886	43,085	483
Mortality and expense risk charges (note 2)	(506)	(2,193)	(11,747)	(16,575)	(72,242)	(28,379)	(17,912)	(373)

Net investment income (loss)	837	1,914	8,921	23,344	77,792	24,507	25,173	110

Proceeds from mutual fund shares sold	9,481	47,086	154,128	223,813	366,533	316,394	292,069	26,556
Cost of mutual fund shares sold	(9,393)	(39,250)	(105,255)	(212,773)	(298,549)	(298,907)	(269,576)	(23,481)

Realized gain (loss) on investments	88	7,836	48,873	11,040	67,984	17,487	22,493	3,075
Change in unrealized gain (loss) on investments	(87)	(6,608)	(6,753)	(23,115)	93,794	81,675	(20,980)	(1,412)

Net gain (loss) on investments	1	1,228	42,120	(12,075)	161,778	99,162	1,513	1,663

Reinvested capital gains	1,099	–	24,647	19,318	79,895	39,361	30,172	530

Net increase (decrease) in contract owners’ equity resulting from operations	$1,937	3,142	75,688	30,587	319,465	163,030	56,858	2,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
Reinvested dividends	$18,652	8,163	271,409	140,411	47,132	47,541	–	6,355
Mortality and expense risk charges (note 2)	(23,143)	(9,892)	(132,584)	(63,555)	(72,883)	(45,419)	(45,916)	(8,300)

Net investment income (loss)	(4,491)	(1,729)	138,825	76,856	(25,751)	2,122	(45,916)	(1,945)

Proceeds from mutual fund shares sold	1,059,297	186,504	5,796,377	7,699,891	976,629	772,922	1,858,759	222,793
Cost of mutual fund shares sold	(898,389)	(123,174)	(5,796,377)	(7,699,891)	(1,409,195)	(570,700)	(1,656,351)	(201,978)

Realized gain (loss) on investments	160,908	63,330	–	–	(432,566)	202,222	202,408	20,815
Change in unrealized gain (loss) on investments	(147,854)	(13,146)	–	–	59,267	(110,651)	(5,744)	(28,794)

Net gain (loss) on investments	13,054	50,184	–	–	(373,299)	91,571	196,664	(7,979)

Reinvested capital gains	88,056	41,666	–	–	719,667	28,520	513,742	30,661

Net increase (decrease) in contract owners’ equity resulting from operations	$96,619	90,121	138,825	76,856	320,617	122,213	664,490	20,737

Investment activity:	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
Reinvested dividends	$580	19,675	283	4,903	5,580	49,685	73,143	–
Mortality and expense risk charges (note 2)	(4,525)	(14,907)	(562)	(8,169)	(108,057)	(302,202)	(88,266)	(38,960)

Net investment income (loss)	(3,945)	4,768	(279)	(3,266)	(102,477)	(252,517)	(15,123)	(38,960)

Proceeds from mutual fund shares sold	401,555	182,583	13,803	260,250	2,103,148	3,723,042	1,742,294	996,286
Cost of mutual fund shares sold	(414,039)	(160,542)	(12,716)	(225,024)	(3,926,789)	(5,994,293)	(3,296,249)	(821,277)

Realized gain (loss) on investments	(12,484)	22,041	1,087	35,226	(1,823,641)	(2,271,251)	(1,553,955)	175,009
Change in unrealized gain (loss) on investments	(5,144)	27,828	10,847	(5,189)	2,102,293	4,271,134	1,830,230	(742,467)

Net gain (loss) on investments	(17,628)	49,869	11,934	30,037	278,652	1,999,883	276,275	(567,458)

Reinvested capital gains	42,554	28,611	–	–	–	–	–	667,901

Net increase (decrease) in contract owners’ equity resulting from operations	$20,981	83,248	11,655	26,771	176,175	1,747,366	261,152	61,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	MFSStratIncA	NBEFGuard	NBEFPart	NBETGen	NBETGuard	NBETPart	NBETSocRes	NBLtdMat
Reinvested dividends	$57,790	20,625	64,073	–	1,706	2,364	1,930	44,715
Mortality and expense risk charges (note 2)	(12,535)	(40,438)	(80,351)	(200,131)	(3,977)	(4,476)	(4,176)	(15,736)

Net investment income (loss)	45,255	(19,813)	(16,278)	(200,131)	(2,271)	(2,112)	(2,246)	28,979

Proceeds from mutual fund shares sold	163,209	631,257	769,174	2,192,241	125,332	141,756	20,458	337,782
Cost of mutual fund shares sold	(150,527)	(710,289)	(722,096)	(1,669,073)	(107,129)	(106,775)	(17,548)	(355,064)

Realized gain (loss) on investments	12,682	(79,032)	47,078	523,168	18,203	34,981	2,910	(17,282)
Change in unrealized gain (loss) on investments	(50,095)	303,494	603,383	1,483,301	4,987	3,477	16,185	(9,279)

Net gain (loss) on investments	(37,413)	224,462	650,461	2,006,469	23,190	38,458	19,095	(26,561)

Reinvested capital gains	–	–	312,361	404,316	–	18,900	15,231	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,842	204,649	946,544	2,210,654	20,919	55,246	32,080	2,418

Investment activity:	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
Reinvested dividends	$16,669	13,515	93,231	34,820	37,758	21,930	127,753	84
Mortality and expense risk charges (note 2)	(29,505)	(2,217)	(186,156)	(53,241)	(5,462)	(14,201)	(45,540)	(55)

Net investment income (loss)	(12,836)	11,298	(92,925)	(18,421)	32,296	7,729	82,213	29

Proceeds from mutual fund shares sold	1,690,340	34,639	3,210,234	678,051	102,700	167,076	1,320,952	58
Cost of mutual fund shares sold	(1,494,786)	(33,285)	(2,344,305)	(567,317)	(97,715)	(167,572)	(1,334,936)	(52)

Realized gain (loss) on investments	195,554	1,354	865,929	110,734	4,985	(496)	(13,984)	6
Change in unrealized gain (loss) on investments	(98,314)	(9,339)	470,761	532,390	(23,809)	(30,690)	(43,908)	386

Net gain (loss) on investments	97,240	(7,985)	1,336,690	643,124	(18,824)	(31,186)	(57,892)	392

Reinvested capital gains	–	–	436,586	–	–	25,687	32,815	–

Net increase (decrease) in contract owners’ equity resulting from operations	$84,404	3,313	1,680,351	624,703	13,472	2,230	57,136	421

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	PVoyager	StrMidCap	TemForFd	VKGrInc	VKGrowth	VKRealEstSec	WRAdSmCap	WFComStk
Reinvested dividends	$1,162	–	92,075	24,647	–	17,342	–	–
Mortality and expense risk charges (note 2)	(1,572)	(1,195)	(71,609)	(20,566)	(2,681)	(12,818)	(2,443)	(52,885)

Net investment income (loss)	(410)	(1,195)	20,466	4,081	(2,681)	4,524	(2,443)	(52,885)

Proceeds from mutual fund shares sold	15,217	674,396	1,369,661	208,205	97,313	180,566	52,542	975,253
Cost of mutual fund shares sold	(14,070)	(620,711)	(1,100,820)	(163,272)	(80,055)	(144,496)	(43,437)	(808,846)

Realized gain (loss) on investments	1,147	53,685	268,841	44,933	17,258	36,070	9,105	166,407
Change in unrealized gain (loss) on investments	8,740	(55,480)	(79,944)	(16,196)	15,893	64,125	(2,594)	(333,946)

Net gain (loss) on investments	9,887	(1,795)	188,897	28,737	33,151	100,195	6,511	(167,539)

Reinvested capital gains	–	–	292,099	137,193	12,739	82,875	22,148	615,613

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	(2,990)	501,462	170,011	43,209	187,594	26,216	395,189

Investment activity:	WFGrInc	WFGrowth	WFLgCpGr	WFMidCpGr
Reinvested dividends	$1,044	–	–	–
Mortality and expense risk charges (note 2)	(2,854)	(479)	(25,797)	(4,980)

Net investment income (loss)	(1,810)	(479)	(25,797)	(4,980)

Proceeds from mutual fund shares sold	40,785	52,832	374,041	557,129
Cost of mutual fund shares sold	(32,897)	(49,736)	(580,891)	(512,508)

Realized gain (loss) on investments	7,888	3,096	(206,850)	44,621
Change in unrealized gain (loss) on investments	(14,240)	4,674	352,545	12,675

Net gain (loss) on investments	(6,352)	7,770	145,695	57,296

Reinvested capital gains	–	–	–	32,725

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,162)	7,291	119,898	85,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBBal		AIMDynam		AIMSmCoGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$215,613	(75,031)	1,132	–	(74,036)	(79,059)	(5,551)	(6,051)
Realized gain (loss) on investments	(6,047,058)	(11,071,366)	153	–	(279,273)	(1,297,653)	12,392	8,784
Change in unrealized gain (loss) on investments	17,060,505	38,567,086	6,929	–	833,628	1,972,234	8,431	48,684
Reinvested capital gains	7,651,107	3,119,972	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,880,167	30,540,661	8,214	–	480,319	595,522	15,272	51,417

Equity transactions:
Purchase payments received from contract owners (note 3)	38,318,495	39,747,759	3,315	–	553,700	569,959	40,119	54,377
Transfers between funds	–	–	302,495	–	(196,601)	(734,780)	312,210	23,951
Redemptions (note 3)	(51,464,050)	(54,016,120)	(7,814)	–	(903,135)	(795,250)	(56,619)	(171,880)
Annuity benefits	(10,761)	(10,445)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(369,724)	(397,666)	–	–	(7,484)	(8,655)	–	–
Contingent deferred sales charges (note 2)	(376,282)	(382,282)	(29)	–	(7,898)	(11,388)	(1,002)	(536)
Adjustments to maintain reserves	24,932	(1,568)	1,334	–	(165)	2,802	(128)	97

Net equity transactions	(13,877,390)	(15,060,322)	299,301	–	(561,583)	(977,312)	294,580	(93,991)

Net change in contract owners’ equity	5,002,777	15,480,339	307,515	–	(81,264)	(381,790)	309,852	(42,574)
Contract owners’ equity beginning of period	343,538,465	328,058,126	–	–	6,175,372	6,557,162	526,465	569,039

Contract owners’ equity end of period	$348,541,242	343,538,465	307,515	–	6,094,108	6,175,372	836,317	526,465

CHANGES IN UNITS:
Beginning units	20,285,035	20,918,239	–	–	721,091	833,176	76,283	92,094

Units purchased	6,524,700	9,927,899	31,384	–	145,058	118,918	60,338	43,077
Units redeemed	(6,766,224)	(10,561,103)	(1,441)	–	(193,429)	(231,003)	(20,322)	(58,888)

Ending units	20,043,511	20,285,035	29,943	–	672,720	721,091	116,299	76,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMTotRet		ACGroI		ACIncGroA		ACIncGroI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$904	620	(74,244)	(106,507)	13,940	13,480	42,674	51,160
Realized gain (loss) on investments	10,973	(9,695)	(528,575)	(396,835)	32,185	119,851	(63,312)	(116,326)
Change in unrealized gain (loss) on investments	(16,111)	17,770	883,547	1,196,644	(56,598)	110,906	(18,923)	848,319
Reinvested capital gains	–	–	–	–	97,275	–	269,498	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4,234)	8,695	280,728	693,302	86,802	244,237	229,937	783,153

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	13,333	430,615	470,456	352,701	706,816	421,962	572,017
Transfers between funds	(322,918)	(66,368)	(177,824)	53,283	146,561	830,341	(20,711)	(55,612)
Redemptions (note 3)	(15,075)	(27,619)	(958,834)	(924,670)	(288,290)	(1,481,003)	(1,239,200)	(968,765)
Annuity benefits	–	–	(10,422)	(10,130)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(11,249)	(12,285)	–	–	(11,225)	(11,658)
Contingent deferred sales charges (note 2)	(292)	(740)	(6,332)	(8,381)	(3,450)	(1,914)	(10,480)	(9,053)
Adjustments to maintain reserves	(26)	(16)	3,422	4,120	(81)	(17)	3	356

Net equity transactions	(334,698)	(81,410)	(730,624)	(427,607)	207,441	54,223	(859,651)	(472,715)

Net change in contract owners’ equity	(338,932)	(72,715)	(449,896)	265,695	294,243	298,460	(629,714)	310,438
Contract owners’ equity beginning of period	338,932	411,647	8,775,738	8,510,043	2,385,190	2,086,730	7,522,589	7,212,151

Contract owners’ equity end of period	$–	338,932	8,325,842	8,775,738	2,679,433	2,385,190	6,892,875	7,522,589

CHANGES IN UNITS:
Beginning units	34,578	43,049	216,274	199,202	261,253	254,671	404,012	431,936

Units purchased	667	2,339	39,913	52,660	65,536	298,844	40,219	66,179
Units redeemed	(35,245)	(10,810)	(37,608)	(35,588)	(42,857)	(292,262)	(86,323)	(94,103)

Ending units	–	34,578	218,579	216,274	283,932	261,253	357,908	404,012

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACIntlGrA		ACIntlGrI		ACSTGvtI		ACUltraI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,461	(3,408)	6,531	(7,318)	56,565	22,480	(194,054)	(229,910)
Realized gain (loss) on investments	4,293	74,317	118,544	189,041	(16,072)	(10,254)	(1,603,457)	(779,076)
Change in unrealized gain (loss) on investments	29,729	(2,414)	57,725	50,554	(27,201)	(29,139)	1,865,320	2,586,317
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,483	68,495	182,800	232,277	13,292	(16,913)	67,809	1,577,331

Equity transactions:
Purchase payments received from contract owners (note 3)	–	23,237	901	68,838	429,530	375,041	1,225,132	1,356,020
Transfers between funds	(13,140)	(798,159)	(195,870)	(194,798)	(122,199)	(148,843)	(1,056,681)	(599,961)
Redemptions (note 3)	(16,246)	(27,636)	(175,818)	(310,729)	(494,273)	(574,531)	(2,299,841)	(2,631,224)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,618)	(3,298)	(2,637)	(3,058)	(20,614)	(23,566)
Contingent deferred sales charges (note 2)	(114)	(302)	(796)	(1,818)	(4,171)	(5,480)	(20,645)	(21,017)
Adjustments to maintain reserves	(36)	(17)	2	246	(224)	(164)	(72)	625

Net equity transactions	(29,536)	(802,877)	(374,199)	(441,559)	(193,974)	(357,035)	(2,172,721)	(1,919,123)

Net change in contract owners’ equity	5,947	(734,382)	(191,399)	(209,282)	(180,682)	(373,948)	(2,104,912)	(341,792)
Contract owners’ equity beginning of period	326,791	1,061,173	1,857,828	2,067,110	3,079,892	3,453,840	18,177,859	18,519,651

Contract owners’ equity end of period	$332,738	326,791	1,666,429	1,857,828	2,899,210	3,079,892	16,072,947	18,177,859

CHANGES IN UNITS:
Beginning units	46,456	172,001	91,337	115,663	173,163	194,103	1,146,821	1,249,922

Units purchased	–	177,802	42	19,898	39,455	37,318	319,769	185,119
Units redeemed	(4,169)	(303,347)	(18,144)	(44,224)	(42,721)	(58,258)	(455,164)	(288,220)

Ending units	42,287	46,456	73,235	91,337	169,897	173,163	1,011,426	1,146,821

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInt4		CSGIFixInc		CSMidCpGr		DeDelFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,532)	(1,774)	8,370	57,878	(51,461)	(50,125)	33,468	31,493
Realized gain (loss) on investments	34,923	2,351	(12,300)	3,684	(421,744)	(703,537)	18,229	46,974
Change in unrealized gain (loss) on investments	26,297	50,442	(71,965)	18,194	682,766	1,172,232	(40,520)	(18,302)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,688	51,019	(75,895)	79,756	209,561	418,570	11,177	60,165

Equity transactions:
Purchase payments received from contract owners (note 3)	199,757	146,908	111,287	90,382	214,641	287,085	44,364	52,488
Transfers between funds	(183,794)	445,575	39,614	35,069	(68,465)	80,753	(188,598)	26,838
Redemptions (note 3)	(67,302)	(14,800)	(57,430)	(222,963)	(514,850)	(542,792)	(57,741)	(97,200)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(544)	(126)	(1,078)	(1,195)	(5,216)	(5,610)	(667)	(679)
Contingent deferred sales charges (note 2)	(245)	(10)	(259)	(2,376)	(1,881)	(2,702)	(219)	(232)
Adjustments to maintain reserves	(4)	(622)	(25)	30	10	147	92	(199)

Net equity transactions	(52,132)	576,925	92,109	(101,053)	(375,761)	(183,119)	(202,769)	(18,984)

Net change in contract owners’ equity	6,556	627,944	16,214	(21,297)	(166,200)	235,451	(191,592)	41,181
Contract owners’ equity beginning of period	627,944	–	995,819	1,017,116	3,961,483	3,726,032	603,572	562,391

Contract owners’ equity end of period	$634,500	627,944	1,012,033	995,819	3,795,283	3,961,483	411,980	603,572

CHANGES IN UNITS:
Beginning units	55,739	–	65,791	72,744	268,276	282,864	40,881	43,328

Units purchased	33,103	59,438	21,306	29,209	27,462	52,247	6,877	22,852
Units redeemed	(38,332)	(3,699)	(15,231)	(36,162)	(52,170)	(66,835)	(20,506)	(25,299)

Ending units	50,510	55,739	71,866	65,791	243,568	268,276	27,252	40,881

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryABonds		DryApp		DryBal		DryELead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$96,518	96,429	7,015	5,949	–	12,698	(1,002)	(1,039)
Realized gain (loss) on investments	(7,295)	(12,099)	32,454	(70,387)	–	18,359	1,810	1,179
Change in unrealized gain (loss) on investments	(59,042)	(33,614)	119,250	277,706	–	36,775	(7,234)	10,509
Reinvested capital gains	–	–	–	–	–	–	12,533	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,181	50,716	158,719	213,268	–	67,832	6,107	10,649

Equity transactions:
Purchase payments received from contract owners (note 3)	210,614	272,898	881,027	713,264	–	191,005	–	36
Transfers between funds	(80,137)	(176,609)	(328,129)	22,397	–	(2,062,137)	(10,142)	(10,777)
Redemptions (note 3)	(654,356)	(362,855)	(569,080)	(552,546)	–	(172,505)	(1,646)	(9,494)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,978)	(4,225)	(4,115)	(4,265)	–	(2,052)	–	–
Contingent deferred sales charges (note 2)	(2,786)	(3,059)	(6,870)	(4,397)	–	(1,385)	–	–
Adjustments to maintain reserves	(56)	120	(80)	142	–	893	(4)	(10)

Net equity transactions	(530,699)	(273,730)	(27,247)	174,595	–	(2,046,181)	(11,792)	(20,245)

Net change in contract owners’ equity	(500,518)	(223,014)	131,472	387,863	–	(1,978,349)	(5,685)	(9,596)
Contract owners’ equity beginning of period	3,231,535	3,454,549	5,249,026	4,861,163	–	1,978,349	90,953	100,549

Contract owners’ equity end of period	$2,731,017	3,231,535	5,380,498	5,249,026	–	–	85,268	90,953

CHANGES IN UNITS:
Beginning units	213,109	231,833	499,347	482,126	–	197,843	8,093	10,101

Units purchased	20,260	26,628	130,500	137,044	–	35,529	–	3
Units redeemed	(55,021)	(45,352)	(127,873)	(119,823)	–	(233,372)	(1,062)	(2,011)

Ending units	178,348	213,109	501,974	499,347	–	–	7,031	8,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryBalOpp		Dry3dCen		Dry500Ix		EvInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,407	22,415	(10,338)	(14,944)	(2,204)	38,197	2,608	5,840
Realized gain (loss) on investments	(8,235)	145	(107,795)	(194,115)	(437,493)	(632,309)	24,145	17,471
Change in unrealized gain (loss) on investments	(81,935)	6,424	141,094	257,879	990,794	2,160,160	(47,434)	29,009
Reinvested capital gains	15,231	12,773	–	–	–	–	48,651	35,252

Net increase (decrease) in contract owners’ equity resulting from operations	(68,532)	41,757	22,961	48,820	551,097	1,566,048	27,970	87,572

Equity transactions:
Purchase payments received from contract owners (note 3)	208,848	4,781	74,924	111,919	1,596,442	1,829,677	81,877	80,368
Transfers between funds	(159,608)	2,129,913	(62,217)	(141,279)	(744,433)	(121,574)	33,255	384,537
Redemptions (note 3)	(206,046)	(1,687)	(139,282)	(102,568)	(2,602,610)	(2,274,696)	(150,319)	(321,621)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,871)	(55)	(1,680)	(1,906)	(31,194)	(34,082)	(1,569)	(1,542)
Contingent deferred sales charges (note 2)	(2,217)	–	(2,110)	(1,111)	(16,453)	(17,809)	(484)	(1,679)
Adjustments to maintain reserves	15,535	(14,241)	(16)	(8)	20	798	11	56

Net equity transactions	(145,359)	2,118,711	(130,381)	(134,953)	(1,798,228)	(617,686)	(37,229)	140,119

Net change in contract owners’ equity	(213,891)	2,160,468	(107,420)	(86,133)	(1,247,131)	948,362	(9,259)	227,691
Contract owners’ equity beginning of period	2,160,468	–	1,153,302	1,239,435	19,242,268	18,293,906	1,094,936	867,245

Contract owners’ equity end of period	$1,946,577	2,160,468	1,045,882	1,153,302	17,995,137	19,242,268	1,085,677	1,094,936

CHANGES IN UNITS:
Beginning units	213,309	–	83,260	94,492	688,019	712,646	46,314	39,990

Units purchased	27,070	214,871	7,216	13,073	86,130	152,575	8,905	24,677
Units redeemed	(43,166)	(1,562)	(15,168)	(24,305)	(149,871)	(177,202)	(10,413)	(18,353)

Ending units	197,213	213,309	75,308	83,260	624,278	688,019	44,806	46,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedEqInc		FedHiYld		FedIntCorpBd		FedBdFd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$678	787	138,028	168,977	30,162	16,202	105,791	111,694
Realized gain (loss) on investments	2,145	2,535	(18,606)	18,113	(8,005)	1,274	25,831	33,265
Change in unrealized gain (loss) on investments	(1,498)	7,349	(93,689)	14,846	(13,176)	(4,747)	(118,798)	(19,970)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,325	10,671	25,733	201,936	8,981	12,729	12,824	124,989

Equity transactions:
Purchase payments received from contract owners (note 3)	489	2,923	373,402	433,793	113,906	498,741	201,479	287,294
Transfers between funds	1,439	(17,112)	(311,938)	1,466,551	(67,517)	116,024	151,224	153,990
Redemptions (note 3)	(12,077)	(80)	(385,590)	(1,552,674)	(71,581)	(41,338)	(379,027)	(405,061)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,718)	(1,361)	–	–	(2,443)	(2,480)
Contingent deferred sales charges (note 2)	(26)	–	(2,370)	(2,214)	(447)	(77)	(2,184)	(2,670)
Adjustments to maintain reserves	(5)	(12)	(134)	115	(93)	(12)	147	(968)

Net equity transactions	(10,180)	(14,281)	(328,348)	344,210	(25,732)	573,338	(30,804)	30,105

Net change in contract owners’ equity	(8,855)	(3,610)	(302,615)	546,146	(16,751)	586,067	(17,980)	155,094
Contract owners’ equity beginning of period	101,722	105,332	2,340,085	1,793,939	866,946	280,879	2,414,432	2,259,338

Contract owners’ equity end of period	$92,867	101,722	2,037,470	2,340,085	850,195	866,946	2,396,452	2,414,432

CHANGES IN UNITS:
Beginning units	12,280	14,167	202,267	170,690	68,364	22,611	162,608	160,643

Units purchased	234	936	92,592	664,877	34,663	50,820	32,574	63,851
Units redeemed	(1,505)	(2,823)	(121,096)	(633,300)	(36,657)	(5,067)	(35,251)	(61,886)

Ending units	11,009	12,280	173,763	202,267	66,370	68,364	159,931	162,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidABalA		FidABalT		FidAEGroA		FidAEqIncA
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$5,947	10,220	5,043	10,075	(11,705)	(12,247)	(5,439)	(6,000)
Realized gain (loss) on investments	4,806	160	(14,078)	(25,813)	49,835	28,530	197,360	247,722
Change in unrealized gain (loss) on investments	(22,000)	22,151	(14,689)	59,096	3,625	4,544	(195,150)	92,738
Reinvested capital gains	35,865	–	62,490	–	–	–	217,246	52,743

Net increase (decrease) in contract owners’ equity resulting from operations	24,618	32,531	38,766	43,358	41,755	20,827	214,017	387,203

Equity transactions:
Purchase payments received from contract owners (note 3)	14,626	15,368	144,177	218,181	47,590	122,701	761,885	720,864
Transfers between funds	22,991	32,975	(144,811)	(92,766)	(371,160)	69,796	(259,897)	(100,645)
Redemptions (note 3)	(191,668)	(111,010)	(167,256)	(95,608)	(78,523)	(58,824)	(535,126)	(291,406)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,036)	(2,083)	–	–	–	–
Contingent deferred sales charges (note 2)	(3,797)	(2,283)	(284)	(453)	(906)	(307)	(4,380)	(3,397)
Adjustments to maintain reserves	(23)	6	(13)	46	(43)	(5)	(125)	101

Net equity transactions	(157,871)	(64,944)	(170,223)	27,317	(403,042)	133,361	(37,643)	325,517

Net change in contract owners’ equity	(133,253)	(32,413)	(131,457)	70,675	(361,287)	154,188	176,374	712,720
Contract owners’ equity beginning of period	788,131	820,544	1,277,305	1,206,630	1,280,886	1,126,698	4,012,980	3,300,260

Contract owners’ equity end of period	$654,878	788,131	1,145,848	1,277,305	919,599	1,280,886	4,189,354	4,012,980

CHANGES IN UNITS:
Beginning units	77,870	84,334	85,032	83,221	196,942	176,059	315,936	287,775

Units purchased	6,499	10,408	10,951	18,083	12,273	66,407	71,484	117,747
Units redeemed	(22,154)	(16,872)	(22,359)	(16,272)	(73,500)	(45,524)	(74,051)	(89,586)

Ending units	62,215	77,870	73,624	85,032	135,715	196,942	313,369	315,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidAEqIncT		FidAGrOppA		FidAGrOppT		FidAHiIncT
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(24,298)	(19,583)	(5,532)	(3,429)	(51,524)	(44,291)	155,264	253,104
Realized gain (loss) on investments	105,274	38,907	12,987	27,649	(387,242)	(599,666)	42,879	114,429
Change in unrealized gain (loss) on investments	(104,829)	308,683	13,440	(6,949)	698,681	868,458	(120,377)	24,896
Reinvested capital gains	221,059	58,909	–	–	–	–	7,806	–

Net increase (decrease) in contract owners’ equity resulting from operations	197,206	386,916	20,895	17,271	259,915	224,501	85,572	392,429

Equity transactions:
Purchase payments received from contract owners (note 3)	462,032	358,332	91,015	182,725	264,332	359,130	441	103,595
Transfers between funds	74,921	489,693	381,765	3,721	(110,389)	(164,378)	(370,594)	(653,343)
Redemptions (note 3)	(661,230)	(374,942)	(103,956)	(21,229)	(599,574)	(681,932)	(371,786)	(486,104)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,966)	(5,266)	–	–	(7,182)	(8,174)	(2,585)	(3,284)
Contingent deferred sales charges (note 2)	(1,923)	(5,574)	(3,160)	(797)	(3,743)	(4,032)	(2,917)	(2,399)
Adjustments to maintain reserves	33	164	827	(27)	28	163	27	474

Net equity transactions	(132,133)	462,407	366,491	164,393	(456,528)	(499,223)	(747,414)	(1,041,061)

Net change in contract owners’ equity	65,073	849,323	387,386	181,664	(196,613)	(274,722)	(661,842)	(648,632)
Contract owners’ equity beginning of period	4,208,916	3,359,593	571,773	390,109	4,395,405	4,670,127	3,230,752	3,879,384

Contract owners’ equity end of period	$4,273,989	4,208,916	959,159	571,773	4,198,792	4,395,405	2,568,910	3,230,752

CHANGES IN UNITS:
Beginning units	207,282	182,726	77,514	55,941	330,246	370,410	198,711	269,387

Units purchased	43,415	78,239	146,572	69,914	40,311	47,077	11,203	108,577
Units redeemed	(49,847)	(53,683)	(102,702)	(48,341)	(75,812)	(87,241)	(56,463)	(179,253)

Ending units	200,850	207,282	121,384	77,514	294,745	330,246	153,451	198,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidAOvA		FidAsMgr		FidCapInc		FidEqInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(446)	(4,500)	35,122	47,282	23,522	35,663	30,105	29,160
Realized gain (loss) on investments	9,515	39,818	(97,717)	(182,541)	(16,468)	(29,153)	25,258	(90,661)
Change in unrealized gain (loss) on investments	10,706	(14,309)	58,469	284,607	9,528	60,138	(34,410)	697,510
Reinvested capital gains	3,125	951	80,193	–	–	–	419,075	338,666

Net increase (decrease) in contract owners’ equity resulting from operations	22,900	21,960	76,067	149,348	16,582	66,648	440,028	974,675

Equity transactions:
Purchase payments received from contract owners (note 3)	19	52,444	168,900	245,194	–	–	589,954	605,942
Transfers between funds	(90,932)	(422,787)	(175,469)	41,727	–	(9,291)	245,476	492,624
Redemptions (note 3)	(4,154)	(7,818)	(749,465)	(1,006,264)	(75,855)	(198,277)	(1,596,764)	(1,631,380)
Annuity benefits	–	–	–	–	–	–	(339)	(315)
Annual contract maintenance charges (note 2)	–	–	(5,082)	(5,571)	(841)	(959)	(14,110)	(15,176)
Contingent deferred sales charges (note 2)	(11)	(35)	(3,411)	(11,123)	–	–	(6,160)	(3,522)
Adjustments to maintain reserves	(5)	(10)	(15)	129	(24)	28	(5,641)	720

Net equity transactions	(95,083)	(378,206)	(764,542)	(735,908)	(76,720)	(208,499)	(787,584)	(551,107)

Net change in contract owners’ equity	(72,183)	(356,246)	(688,475)	(586,560)	(60,138)	(141,851)	(347,556)	423,568
Contract owners’ equity beginning of period	274,810	631,056	3,907,903	4,494,463	538,029	679,880	10,882,703	10,459,135

Contract owners’ equity end of period	$202,627	274,810	3,219,428	3,907,903	477,891	538,029	10,535,147	10,882,703

CHANGES IN UNITS:
Beginning units	30,133	77,409	193,635	231,668	7,899	11,090	112,880	119,162

Units purchased	226	135,637	10,836	31,623	–	–	11,803	15,640
Units redeemed	(10,688)	(182,913)	(49,111)	(69,656)	(1,132)	(3,191)	(19,978)	(21,922)

Ending units	19,671	30,133	155,360	193,635	6,767	7,899	104,705	112,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidMgln		FidPurtn		FidVIPHI		FidVIPOvS2R
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(74,670)	(23,495)	128,788	117,644	2,793	4,445	(3,480)	(1,786)
Realized gain (loss) on investments	(753,974)	(934,907)	(68,985)	(164,892)	(61)	(29,559)	34,938	3,143
Change in unrealized gain (loss) on investments	1,195,038	2,131,293	(52,409)	438,199	(2,447)	29,478	60,898	48,008
Reinvested capital gains	513,479	–	307,367	405,782	–	–	1,803	–

Net increase (decrease) in contract owners’ equity resulting from operations	879,873	1,172,891	314,761	796,733	285	4,364	94,159	49,365

Equity transactions:
Purchase payments received from contract owners (note 3)	772,559	1,041,801	423,507	496,722	–	–	185,948	228,362
Transfers between funds	(643,218)	(604,586)	161,605	259,629	–	–	122,787	245,168
Redemptions (note 3)	(2,872,270)	(2,993,940)	(1,889,399)	(1,459,952)	–	(47,140)	(24,080)	(9,419)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(26,642)	(30,128)	(11,920)	(12,014)	(17)	(31)	(140)	(27)
Contingent deferred sales charges (note 2)	(18,880)	(21,687)	(8,498)	(7,740)	–	(8)	(150)	(91)
Adjustments to maintain reserves	58	840	35	418	(9)	9	(74)	7

Net equity transactions	(2,788,393)	(2,607,700)	(1,324,670)	(722,937)	(26)	(47,170)	284,291	464,000

Net change in contract owners’ equity	(1,908,520)	(1,434,809)	(1,009,909)	73,796	259	(42,806)	378,450	513,365
Contract owners’ equity beginning of period	20,371,875	21,806,684	10,784,970	10,711,174	20,644	63,450	513,365	–

Contract owners’ equity end of period	$18,463,355	20,371,875	9,775,061	10,784,970	20,903	20,644	891,815	513,365

CHANGES IN UNITS:
Beginning units	737,378	837,429	379,994	407,038	875	2,909	46,477	–

Units purchased	38,819	54,606	32,302	44,210	–	–	56,471	62,732
Units redeemed	(139,969)	(154,657)	(78,923)	(71,254)	(1)	(2,034)	(34,075)	(16,255)

Ending units	636,228	737,378	333,373	379,994	874	875	68,873	46,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FranMutSer		FranSmMCpGr		FrVIPForSec3		FranBSInv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$13,776	24,456	(22,402)	(22,103)	1,829	(3,780)	(7,619)	(3,030)
Realized gain (loss) on investments	381,416	132,274	131,628	9,832	185,283	1,189	238,737	61,433
Change in unrealized gain (loss) on investments	(47,838)	494,021	79,027	271,558	41,095	241,111	(76,434)	275,755
Reinvested capital gains	369,251	141,232	–	–	–	–	132,540	31,853

Net increase (decrease) in contract owners’ equity resulting from operations	716,605	791,983	188,253	259,287	228,207	238,520	287,224	366,011

Equity transactions:
Purchase payments received from contract owners (note 3)	1,081,663	880,195	313,775	337,434	778,180	286,209	769,046	745,814
Transfers between funds	444,571	212,729	(943,325)	813,319	(98,963)	1,933,093	561,621	171,978
Redemptions (note 3)	(946,483)	(559,178)	(160,823)	(154,591)	(359,750)	(71,830)	(309,556)	(210,783)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,962)	(4,869)	–	–	(1,617)	(342)	–	–
Contingent deferred sales charges (note 2)	(7,809)	(6,180)	(2,359)	(1,660)	(3,089)	(992)	(2,687)	(1,757)
Adjustments to maintain reserves	(1,068)	(5,867)	(39)	(23)	(81)	421	(54)	(1)

Net equity transactions	565,912	516,830	(792,771)	994,479	314,680	2,146,559	1,018,370	705,251

Net change in contract owners’ equity	1,282,517	1,308,813	(604,518)	1,253,766	542,887	2,385,079	1,305,594	1,071,262
Contract owners’ equity beginning of period	7,233,403	5,924,590	3,094,272	1,840,506	2,385,079	–	2,225,352	1,154,090

Contract owners’ equity end of period	$8,515,920	7,233,403	2,489,754	3,094,272	2,927,966	2,385,079	3,530,946	2,225,352

CHANGES IN UNITS:
Beginning units	476,078	436,986	435,237	289,019	206,884	–	121,505	77,941

Units purchased	213,396	168,306	46,458	187,684	154,237	216,204	96,254	69,308
Units redeemed	(171,861)	(129,214)	(161,881)	(41,466)	(127,561)	(9,320)	(41,833)	(25,744)

Ending units	517,613	476,078	319,814	435,237	233,560	206,884	175,926	121,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GartBond		GartBdIx		GartGvtBd		GartGrowA
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$68,468	79,684	6,785	5,133	145,634	163,397	(6,345)	(5,023)
Realized gain (loss) on investments	13,530	20,417	(946)	262	(118,464)	(100,334)	9,158	8,986
Change in unrealized gain (loss) on investments	(43,131)	(20,839)	(4,259)	276	53,690	65,740	19,431	26,922
Reinvested capital gains	–	–	–	135	4,002	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,867	79,262	1,580	5,806	84,862	128,803	22,244	30,885

Equity transactions:
Purchase payments received from contract owners (note 3)	185,496	225,500	46,924	94,224	296,585	487,221	72,171	137,214
Transfers between funds	(37,141)	(92,712)	(23,039)	(15,558)	(775,735)	(427,973)	85,218	91,524
Redemptions (note 3)	(413,462)	(410,712)	(11,129)	(3,439)	(821,785)	(802,782)	(48,260)	(63,228)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,887)	(3,494)	–	–	(4,902)	(5,699)	(648)	(569)
Contingent deferred sales charges (note 2)	(2,505)	(4,019)	(180)	(132)	(9,473)	(11,329)	(537)	(202)
Adjustments to maintain reserves	9	33	(44)	3	153	319	253	253

Net equity transactions	(270,490)	(285,404)	12,532	75,098	(1,315,157)	(760,243)	108,197	164,992

Net change in contract owners’ equity	(231,623)	(206,142)	14,112	80,904	(1,230,295)	(631,440)	130,441	195,877
Contract owners’ equity beginning of period	2,270,624	2,476,766	254,381	173,477	6,055,314	6,686,754	540,838	344,961

Contract owners’ equity end of period	$2,039,001	2,270,624	268,493	254,381	4,825,019	6,055,314	671,279	540,838

CHANGES IN UNITS:
Beginning units	64,183	72,695	20,255	14,144	423,678	473,517	49,930	33,909

Units purchased	7,179	8,715	4,849	9,350	60,947	86,041	28,001	44,719
Units redeemed	(12,559)	(17,227)	(3,853)	(3,239)	(152,414)	(135,880)	(18,788)	(28,698)

Ending units	58,803	64,183	21,251	20,255	332,211	423,678	59,143	49,930

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GartGrowD		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(13,948)	(14,221)	1,723	573	226	4	8,268	3,826
Realized gain (loss) on investments	26,841	13,471	652	63	6	–	2,935	56
Change in unrealized gain (loss) on investments	47,195	84,449	12,652	4,650	(369)	5	7,847	27,199
Reinvested capital gains	–	–	4,918	1,140	501	2	13,059	831

Net increase (decrease) in contract owners’ equity resulting from operations	60,088	83,699	19,945	6,426	364	11	32,109	31,912

Equity transactions:
Purchase payments received from contract owners (note 3)	4,180	7,485	110,916	3,773	34,118	68	119,930	22,186
Transfers between funds	(15,979)	(164,220)	65,904	79,834	1,006	234	269,110	459,608
Redemptions (note 3)	(187,121)	(111,838)	(4,829)	(344)	(4,151)	–	(27,267)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,082)	(2,497)	(298)	–	(28)	–	(540)	(30)
Contingent deferred sales charges (note 2)	(983)	(388)	(2)	–	(2)	–	(157)	–
Adjustments to maintain reserves	(80)	3	(4)	1	(9)	(3)	2	3

Net equity transactions	(202,065)	(271,455)	171,687	83,264	30,934	299	361,078	481,767

Net change in contract owners’ equity	(141,977)	(187,756)	191,632	89,690	31,298	310	393,187	513,679
Contract owners’ equity beginning of period	1,321,373	1,509,129	89,690	–	310	–	513,679	–

Contract owners’ equity end of period	$1,179,396	1,321,373	281,322	89,690	31,608	310	906,866	513,679

CHANGES IN UNITS:
Beginning units	49,460	60,362	8,041	–	30	–	47,710	–

Units purchased	56	211	16,229	8,073	3,369	30	37,450	47,713
Units redeemed	(9,710)	(11,113)	(595)	(32)	(401)	–	(4,154)	(3)

Ending units	39,806	49,460	23,675	8,041	2,998	30	81,006	47,710

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GartIDAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,971	3,377	837	86	1,914	1,144	8,921	3,645
Realized gain (loss) on investments	10,908	27	88	1	7,836	956	48,873	5,906
Change in unrealized gain (loss) on investments	7,833	18,552	(87)	117	(6,608)	6,946	(6,753)	67,290
Reinvested capital gains	16,452	4,596	1,099	25	–	–	24,647	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,164	26,552	1,937	229	3,142	9,046	75,688	76,841

Equity transactions:
Purchase payments received from contract owners (note 3)	157,417	15,044	30,314	8,079	107,936	54,950	631,840	270,187
Transfers between funds	315,869	496,152	50,538	2,769	8,924	(1,694)	(61,378)	20,098
Redemptions (note 3)	(81,136)	–	(7,340)	–	(33,701)	(14,794)	(85,414)	(30,604)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,011)	(31)	(115)	(1)	(230)	(160)	–	–
Contingent deferred sales charges (note 2)	(1,715)	–	–	–	(515)	(89)	(1,850)	(177)
Adjustments to maintain reserves	(6)	1	(10)	(3)	(41)	(5)	(63)	(8)

Net equity transactions	389,418	511,166	73,387	10,844	82,373	38,208	483,135	259,496

Net change in contract owners’ equity	431,582	537,718	75,324	11,073	85,515	47,254	558,823	336,337
Contract owners’ equity beginning of period	537,718	–	11,073	–	145,621	98,367	745,692	409,355

Contract owners’ equity end of period	$969,300	537,718	86,397	11,073	231,136	145,621	1,304,515	745,692

CHANGES IN UNITS:
Beginning units	48,890	–	1,048	–	13,825	10,009	76,169	47,094

Units purchased	46,093	48,893	7,802	1,048	12,682	5,878	67,223	33,518
Units redeemed	(11,593)	(3)	(921)	–	(4,858)	(2,062)	(18,513)	(4,443)

Ending units	83,390	48,890	7,929	1,048	21,649	13,825	124,879	76,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GartIDCon		GartIDMod		GartIDModAgg		GartIDModCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$23,344	14,072	77,792	31,500	24,507	8,027	25,173	12,247
Realized gain (loss) on investments	11,040	4,381	67,984	13,602	17,487	84,342	22,493	7,608
Change in unrealized gain (loss) on investments	(23,115)	10,218	93,794	216,385	81,675	63,536	(20,980)	40,853
Reinvested capital gains	19,318	7,170	79,895	3,321	39,361	117	30,172	1,202

Net increase (decrease) in contract owners’ equity resulting from operations	30,587	35,841	319,465	264,808	163,030	156,022	56,858	61,910

Equity transactions:
Purchase payments received from contract owners (note 3)	282,396	463,378	2,691,425	1,771,954	1,424,325	917,160	861,353	201,881
Transfers between funds	96,861	224,471	505,502	1,356,689	67,375	(746,605)	33,824	175,737
Redemptions (note 3)	(149,697)	(129,524)	(288,531)	(166,966)	(230,173)	(162,996)	(271,322)	(42,840)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,163)	(417)	(1,702)	(2,466)	(3,879)	(3,424)	(1,496)	(783)
Adjustments to maintain reserves	(65)	52	(141)	31	(128)	3	(2)	10

Net equity transactions	228,332	557,960	2,906,553	2,959,242	1,257,520	4,138	622,357	334,005

Net change in contract owners’ equity	258,919	593,801	3,226,018	3,224,050	1,420,550	160,160	679,215	395,915
Contract owners’ equity beginning of period	1,381,387	787,586	4,281,135	1,057,085	1,578,276	1,418,116	1,227,135	831,220

Contract owners’ equity end of period	$1,640,306	1,381,387	7,507,153	4,281,135	2,998,826	1,578,276	1,906,350	1,227,135

CHANGES IN UNITS:
Beginning units	124,360	73,292	408,308	109,099	156,228	155,282	112,334	80,598

Units purchased	43,332	64,734	315,628	323,787	159,643	336,096	85,819	39,972
Units redeemed	(22,965)	(13,666)	(38,075)	(24,578)	(35,418)	(335,150)	(28,802)	(8,236)

Ending units	144,727	124,360	685,861	408,308	280,453	156,228	169,351	112,334

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GartIntlndx		GartLgCpVal		GartMdCpMkt		GartMyMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$110	(62)	(4,491)	(1,905)	(1,729)	(4,025)	138,825	(52,033)
Realized gain (loss) on investments	3,075	35,294	160,908	120,071	63,330	34,269	–	–
Change in unrealized gain (loss) on investments	(1,412)	(15,524)	(147,854)	49,397	(13,146)	42,609	–	–
Reinvested capital gains	530	432	88,056	–	41,666	14,392	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,303	20,140	96,619	167,563	90,121	87,245	138,825	(52,033)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	10,248	295,827	215,413	193,592	189,591	1,673,907	2,030,651
Transfers between funds	(14,788)	(685,277)	507,015	224,204	30,197	90,515	911,261	(325,409)
Redemptions (note 3)	(11,373)	(2,304)	(365,082)	(219,724)	(109,684)	(24,930)	(3,162,885)	(2,922,171)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges
(note 2)	–	–	(1,683)	(1,173)	–	–	(16,873)	(19,115)
Contingent deferred sales charges
(note 2)	(5)	–	(1,151)	(843)	(1,669)	(140)	(10,195)	(19,583)
Adjustments to maintain reserves	4	(18)	(50)	60	(25)	(26)	136	414

Net equity transactions	(26,162)	(677,351)	434,876	217,937	112,411	255,010	(604,649)	(1,255,213)

Net change in contract owners’ equity	(23,859)	(657,211)	531,495	385,500	202,532	342,255	(465,824)	(1,307,246)
Contract owners’ equity beginning of period	43,218	700,429	1,500,937	1,115,437	775,258	433,003	9,631,496	10,938,742

Contract owners’ equity end of period	$19,359	43,218	2,032,432	1,500,937	977,790	775,258	9,165,672	9,631,496

CHANGES IN UNITS:
Beginning units	4,530	86,263	117,301	99,480	64,225	40,923	418,674	472,855

Units purchased	–	28,295	122,669	78,801	24,386	37,008	303,113	385,033
Units redeemed	(2,719)	(110,028)	(90,010)	(60,980)	(15,348)	(13,706)	(328,731)	(439,214)

Ending units	1,811	4,530	149,960	117,301	73,263	64,225	393,056	418,674

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GartMyMktS		GartNWFund		GartSP500Indx		GartSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$76,856	(29,439)	(25,751)	(5,983)	2,122	2,717	(45,916)	(34,417)
Realized gain (loss) on investments	–	–	(432,566)	(493,639)	202,222	292,997	202,408	23,023
Change in unrealized gain (loss) on investments	–	–	59,267	941,966	(110,651)	5,453	(5,744)	255,782
Reinvested capital gains	–	–	719,667	23,749	28,520	–	513,742	418,170

Net increase (decrease) in contract owners’ equity resulting from Operations	76,856	(29,439)	320,617	466,093	122,213	301,167	664,490	662,558

Equity transactions:
Purchase payments received from contract owners (note 3)	3,126,334	2,592,987	380,386	583,702	596,911	632,910	256,343	642,389
Transfers between funds	789,243	(1,815,080)	(309,428)	(333,650)	15,156	(235,636)	442,253	743,106
Redemptions (note 3)	(1,939,044)	(9,026,740)	(752,603)	(521,825)	(335,365)	(362,190)	(624,881)	(254,613)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(9,728)	(10,507)	(2,204)	(2,256)	(3,916)	(2,911)
Contingent deferred sales charges (note 2)	(9,001)	(22,467)	(3,810)	(2,965)	(4,971)	(5,451)	(2,319)	(3,013)
Adjustments to maintain reserves	(148)	11	14	174	(56)	17	14	123

Net equity transactions	1,967,384	(8,271,289)	(695,169)	(285,071)	269,471	27,394	67,494	1,125,081

Net change in contract owners’ equity	2,044,240	(8,300,728)	(374,552)	181,022	391,684	328,561	731,984	1,787,639
Contract owners’ equity beginning of period	2,706,289	11,007,017	5,908,971	5,727,949	3,652,845	3,324,284	3,913,587	2,125,948

Contract owners’ equity end of period	$4,750,529	2,706,289	5,534,419	5,908,971	4,044,529	3,652,845	4,645,571	3,913,587

CHANGES IN UNITS:
Beginning units	260,132	1,054,174	87,381	88,218	427,342	423,786	231,298	153,649

Units purchased	941,282	1,597,360	8,924	20,302	138,522	202,020	119,008	155,499
Units redeemed	(751,505)	(2,391,402)	(14,480)	(21,139)	(105,652)	(198,464)	(120,672)	(77,850)

Ending units	449,909	260,132	81,825	87,381	460,212	427,342	229,634	231,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GartSmCapIx		GartValOpp		JanBal		JanIntlGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,945)	(2,711)	(3,945)	(4,888)	4,768	5,768	(279)	(1,941)
Realized gain (loss) on investments	20,815	35,609	(12,484)	7,554	22,041	38,417	1,087	39,561
Change in unrealized gain (loss) on investments	(28,794)	38,961	(5,144)	(48,493)	27,828	44,592	10,847	(28,249)
Reinvested capital gains	30,661	29,061	42,554	104,176	28,611	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,737	100,920	20,981	58,349	83,248	88,777	11,655	9,371

Equity transactions:
Purchase payments received from contract owners (note 3)	119,627	277,698	39,297	312,020	131,862	247,393	27	6,239
Transfers between funds	(105,861)	197,202	(347,554)	74,819	(25,427)	(393,695)	(4,678)	(694,671)
Redemptions (note 3)	(60,734)	(62,009)	(23,850)	(9,260)	(79,439)	(59,562)	(8,399)	(1,038)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(496)	(835)	(107)	(167)	(1,203)	(1,499)	(172)	(8)
Adjustments to maintain reserves	(35)	(17)	2	(28)	(14)	(55)	(2)	(25)

Net equity transactions	(47,499)	412,039	(332,212)	377,384	25,779	(207,418)	(13,224)	(689,503)

Net change in contract owners’ equity	(26,762)	512,959	(311,231)	435,733	109,027	(118,641)	(1,569)	(680,132)
Contract owners’ equity beginning of period	811,847	298,888	632,586	196,853	1,308,970	1,427,611	50,327	730,459

Contract owners’ equity end of period	$785,085	811,847	321,355	632,586	1,417,997	1,308,970	48,758	50,327

CHANGES IN UNITS:
Beginning units	65,067	27,945	45,590	15,946	127,676	148,887	6,398	109,672

Units purchased	15,171	53,368	3,656	32,832	21,018	29,550	300	147,928
Units redeemed	(19,113)	(16,246)	(27,472)	(3,188)	(18,829)	(50,761)	(1,935)	(251,202)

Ending units	61,125	65,067	21,774	45,590	129,865	127,676	4,763	6,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanWorld		JanFund		Jan20Fd		JanWrldwde
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,266)	(8,752)	(102,477)	(126,686)	(252,517)	(288,902)	(15,123)	(54,589)
Realized gain (loss) on investments	35,226	44,174	(1,823,641)	(2,206,385)	(2,271,251)	(2,175,763)	(1,553,955)	(2,914,362)
Change in unrealized gain (loss) on investments	(5,189)	(13,055)	2,102,293	2,605,897	4,271,134	7,111,874	1,830,230	3,236,569
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,771	22,367	176,175	272,826	1,747,366	4,647,209	261,152	267,618

Equity transactions:
Purchase payments received from contract owners (note 3)	–	53,572	541,658	741,313	1,338,848	1,791,921	712	326,608
Transfers between funds	(142,002)	(482,811)	(970,156)	(1,064,177)	(727,673)	(1,479,344)	(494,938)	(1,681,251)
Redemptions (note 3)	(107,611)	(55,155)	(1,401,728)	(1,384,366)	(3,467,457)	(2,794,605)	(1,135,585)	(1,225,229)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(15,183)	(18,686)	(41,184)	(45,304)	(11,990)	(16,339)
Contingent deferred sales charges (note 2)	(543)	(1,021)	(8,014)	(14,305)	(35,808)	(30,394)	(6,406)	(12,385)
Adjustments to maintain reserves	(47)	(3)	(42)	312	33	1,032	(21)	295

Net equity transactions	(250,203)	(485,418)	(1,853,465)	(1,739,909)	(2,933,241)	(2,556,694)	(1,648,228)	(2,608,301)

Net change in contract owners’ equity	(223,432)	(463,051)	(1,677,290)	(1,467,083)	(1,185,875)	2,090,515	(1,387,076)	(2,340,683)
Contract owners’ equity beginning of period	835,980	1,299,031	9,546,393	11,013,476	24,875,542	22,785,027	7,768,920	10,109,603

Contract owners’ equity end of period	$612,548	835,980	7,869,103	9,546,393	23,689,667	24,875,542	6,381,844	7,768,920

CHANGES IN UNITS:
Beginning units	132,162	212,407	710,079	840,546	1,174,936	1,367,638	552,324	745,134

Units purchased	–	10,495	42,914	78,587	91,072	124,178	50	30,813
Units redeemed	(39,750)	(90,740)	(165,532)	(209,054)	(249,231)	(316,880)	(116,797)	(223,623)

Ending units	92,412	132,162	587,461	710,079	1,016,777	1,174,936	435,577	552,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	LazSmCap		MFSStratIncA		NBEFGuard		NBEFPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(38,960)	(36,844)	45,255	38,157	(19,813)	(31,793)	(16,278)	(30,413)
Realized gain (loss) on investments	175,009	158,646	12,682	13,896	(79,032)	(150,646)	47,078	(134,716)
Change in unrealized gain (loss) on investments	(742,467)	(268,777)	(50,095)	2,176	303,494	603,738	603,383	1,002,587
Reinvested capital gains	667,901	523,382	–	–	–	–	312,361	–

Net increase (decrease) in contract owners’ equity resulting from operations	61,483	376,407	7,842	54,229	204,649	421,299	946,544	837,458

Equity transactions:
Purchase payments received from contract owners (note 3)	246,552	318,772	75,238	69,765	93,145	167,669	430,255	297,445
Transfers between funds	(103,395)	427,369	216,818	141,989	127,760	(84,114)	1,204,086	43,186
Redemptions (note 3)	(622,608)	(333,245)	(164,968)	(114,560)	(593,264)	(513,396)	(870,357)	(753,635)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,965)	(2,873)	(1,205)	(1,080)	(3,989)	(4,172)	(8,101)	(7,395)
Contingent deferred sales charges (note 2)	(2,606)	(2,192)	(2,029)	(694)	(5,564)	(4,013)	(2,890)	(3,404)
Adjustments to maintain reserves	(48)	92	(42)	(29)	(12)	101	1,665	241

Net equity transactions	(485,070)	407,923	123,812	95,391	(381,924)	(437,925)	754,658	(423,562)

Net change in contract owners’ equity	(423,587)	784,330	131,654	149,620	(177,275)	(16,626)	1,701,202	413,896
Contract owners’ equity beginning of period	3,342,506	2,558,176	890,884	741,264	3,248,495	3,265,121	5,470,922	5,057,026

Contract owners’ equity end of period	$2,918,919	3,342,506	1,022,538	890,884	3,071,220	3,248,495	7,172,124	5,470,922

CHANGES IN UNITS:
Beginning units	194,132	168,554	69,176	61,538	167,914	193,335	185,415	201,663

Units purchased	38,097	74,318	24,136	21,320	14,114	16,149	57,778	24,732
Units redeemed	(67,591)	(48,740)	(14,513)	(13,682)	(33,708)	(41,570)	(34,475)	(40,980)

Ending units	164,638	194,132	78,799	69,176	148,320	167,914	208,718	185,415

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBETGen		NBETGuard		NBETPart		NBETSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(200,131)	(148,378)	(2,271)	(3,420)	(2,112)	(1,476)	(2,246)	(266)
Realized gain (loss) on investments	523,168	381,383	18,203	3,821	34,981	14,960	2,910	5
Change in unrealized gain (loss) on investments	1,483,301	1,307,627	4,987	50,820	3,477	37,271	16,185	5,200
Reinvested capital gains	404,316	412,375	–	–	18,900	–	15,231	1,779

Net increase (decrease) in contract owners’ equity resulting from operations	2,210,654	1,953,007	20,919	51,221	55,246	50,755	32,080	6,718

Equity transactions:
Purchase payments received from contract owners (note 3)	1,643,628	1,881,461	2,334	5,904	6,982	20,658	148,844	32,600
Transfers between funds	1,834,151	1,926,834	(1,100)	16,844	211,428	120,743	271,190	49,643
Redemptions (note 3)	(1,956,472)	(1,345,727)	(119,404)	(20,954)	(62,206)	(56,652)	(15,604)	(383)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,931)	(9,296)	–	–	–	–	(65)	–
Contingent deferred sales charges (note 2)	(18,363)	(11,383)	(1,546)	(491)	(1,485)	(361)	(42)	–
Adjustments to maintain reserves	1,407	467	(10)	(39)	7,451	(43)	(40)	(4)

Net equity transactions	1,493,420	2,442,356	(119,726)	1,264	162,170	84,345	404,283	81,856

Net change in contract owners’ equity	3,704,074	4,395,363	(98,807)	52,485	217,416	135,100	436,363	88,574
Contract owners’ equity beginning of period	14,615,405	10,220,042	402,509	350,024	358,723	223,623	88,574	–

Contract owners’ equity end of period	$18,319,479	14,615,405	303,702	402,509	576,139	358,723	524,937	88,574

CHANGES IN UNITS:
Beginning units	738,855	606,006	39,609	39,493	31,510	23,117	7,845	–

Units purchased	239,370	310,639	238	10,985	23,251	21,874	38,100	7,887
Units redeemed	(170,737)	(177,790)	(11,880)	(10,869)	(11,068)	(13,481)	(2,184)	(42)

Ending units	807,488	738,855	27,967	39,609	43,693	31,510	43,761	7,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBLtdMat		OppCapApA		OppChpInc		OppGlob
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$28,979	30,999	(12,836)	(21,823)	11,298	6,901	(92,925)	(116,810)
Realized gain (loss) on investments	(17,282)	(9,456)	195,554	40,943	1,354	893	865,929	798,982
Change in unrealized gain (loss) on investments	(9,279)	(26,584)	(98,314)	95,796	(9,339)	3,171	470,761	1,755,826
Reinvested capital gains	–	–	–	–	–	–	436,586	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,418	(5,041)	84,404	114,916	3,313	10,965	1,680,351	2,437,998

Equity transactions:
Purchase payments received from contract owners (note 3)	69,876	100,699	697,081	327,870	91,251	70,706	1,093	638,601
Transfers between funds	(8,128)	120,724	(151,552)	634,127	60,885	2,360	(879,592)	(1,691,538)
Redemptions (note 3)	(318,072)	(317,927)	(269,342)	(105,360)	(21,942)	(6,385)	(2,113,678)	(2,389,090)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,337)	(1,352)	–	–	–	–	(13,836)	(16,792)
Contingent deferred sales charges (note 2)	(2,783)	(3,405)	(5,847)	(3,697)	(535)	–	(11,761)	(20,334)
Adjustments to maintain reserves	99	56	(73)	(2)	77	(8)	(223)	656

Net equity transactions	(260,345)	(101,205)	270,267	852,938	129,736	66,673	(3,017,997)	(3,478,497)

Net change in contract owners’ equity	(257,927)	(106,246)	354,671	967,854	133,049	77,638	(1,337,646)	(1,040,499)
Contract owners’ equity beginning of period	1,287,763	1,394,009	2,533,507	1,565,653	151,387	73,749	16,086,858	17,127,357

Contract owners’ equity end of period	$1,029,836	1,287,763	2,888,178	2,533,507	284,436	151,387	14,749,212	16,086,858

CHANGES IN UNITS:
Beginning units	90,347	97,423	327,920	213,208	12,480	6,563	625,115	799,413

Units purchased	6,717	25,101	269,493	187,268	13,272	7,621	225	188,210
Units redeemed	(24,996)	(32,177)	(236,427)	(72,556)	(2,670)	(1,704)	(98,372)	(362,508)

Ending units	72,068	90,347	360,986	327,920	23,082	12,480	526,968	625,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec4		OppStratInc		PhxBalFd		PimTotRet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(18,421)	(13,987)	32,296	18,670	7,729	9,765	82,213	26,577
Realized gain (loss) on investments	110,734	2,030	4,985	3,034	(496)	(8,538)	(13,984)	8,221
Change in unrealized gain (loss) on investments	532,390	460,712	(23,809)	6,181	(30,690)	15,780	(43,908)	(31,688)
Reinvested capital gains	–	–	–	–	25,687	43,528	32,815	114,299

Net increase (decrease) in contract owners’ equity resulting from operations	624,703	448,755	13,472	27,885	2,230	60,535	57,136	117,409

Equity transactions:
Purchase payments received from contract owners (note 3)	1,551,667	1,014,942	184,716	135,876	71,452	105,888	801,723	1,122,627
Transfers between funds	619,797	2,042,665	145,783	(13,911)	86,434	17,923	386,500	285,951
Redemptions (note 3)	(548,821)	(58,936)	(103,205)	(8,957)	(158,041)	(45,697)	(900,470)	(249,562)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,200)	(825)	–	–	(1,649)	(1,527)	–	–
Contingent deferred sales charges (note 2)	(7,295)	(874)	(1,334)	(97)	(75)	(213)	(6,021)	(1,210)
Adjustments to maintain reserves	(74)	(48)	56	34	(10)	27	(580)	(446)

Net equity transactions	1,612,074	2,996,924	226,016	112,945	(1,889)	76,401	281,152	1,157,360

Net change in contract owners’ equity	2,236,777	3,445,679	239,488	140,830	341	136,936	338,288	1,274,769
Contract owners’ equity beginning of period	3,445,679	–	378,215	237,385	1,128,718	991,782	3,848,466	2,573,697

Contract owners’ equity end of period	$5,682,456	3,445,679	617,703	378,215	1,129,059	1,128,718	4,186,754	3,848,466

CHANGES IN UNITS:
Beginning units	298,367	–	27,596	18,797	58,000	53,906	294,143	203,571

Units purchased	233,957	310,430	24,954	14,902	9,229	8,111	129,431	153,285
Units redeemed	(95,567)	(12,063)	(8,790)	(6,103)	(9,304)	(4,017)	(107,376)	(62,713)

Ending units	436,757	298,367	43,760	27,596	57,925	58,000	316,198	294,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PIntEq		PVoyager		StrMidCap		TemForFd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$29	(218)	(410)	(868)	(1,195)	(3,145)	20,466	37,555
Realized gain (loss) on investments	6	27,831	1,147	132	53,685	9,324	268,841	349,725
Change in unrealized gain (loss) on investments	386	(17,631)	8,740	4,933	(55,480)	40,233	(79,944)	564,237
Reinvested capital gains	–	–	–	–	–	–	292,099	10,182

Net increase (decrease) in contract owners’ equity resulting from operations	421	9,982	9,477	4,197	(2,990)	46,412	501,462	961,699

Equity transactions:
Purchase payments received from contract owners (note 3)	32	10,444	49,926	8,045	67,769	57,087	–	272,100
Transfers between funds	(32)	(323,292)	(1,712)	18,596	(371,241)	8,215	(325,084)	(1,297,377)
Redemptions (note 3)	–	(161)	(663)	(292)	(13,156)	(17,987)	(963,521)	(799,787)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(5,067)	(6,004)
Contingent deferred sales charges (note 2)	–	–	(22)	–	(604)	(222)	(6,501)	(6,558)
Adjustments to maintain reserves	(1)	(1)	20	(27)	(8)	(14)	(110)	563

Net equity transactions	(1)	(313,010)	47,549	26,322	(317,240)	47,079	(1,300,283)	(1,837,063)

Net change in contract owners’ equity	420	(303,028)	57,026	30,519	(320,230)	93,491	(798,821)	(875,364)
Contract owners’ equity beginning of period	3,838	306,866	106,490	75,971	320,230	226,739	6,474,126	7,349,490

Contract owners’ equity end of period	$4,258	3,838	163,516	106,490	–	320,230	5,675,305	6,474,126

CHANGES IN UNITS:
Beginning units	265	24,231	8,723	6,455	63,387	52,440	363,832	491,545

Units purchased	148	658	4,873	2,348	94,371	22,145	–	172,534
Units redeemed	(148)	(24,624)	(746)	(80)	(157,758)	(11,198)	(72,776)	(300,247)

Ending units	265	265	12,850	8,723	–	63,387	291,056	363,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKGrInc		VKGrowth		VKRealEstSec		WRAdSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,081	2,573	(2,681)	(784)	4,524	2,005	(2,443)	(739)
Realized gain (loss) on investments	44,933	7,606	17,258	2,125	36,070	29,845	9,105	409
Change in unrealized gain (loss) on investments	(16,196)	135,475	15,893	13,918	64,125	42,525	(2,594)	22,470
Reinvested capital gains	137,193	8,050	12,739	–	82,875	19,873	22,148	–

Net increase (decrease) in contract owners’ equity resulting from operations	170,011	153,704	43,209	15,259	187,594	94,248	26,216	22,140

Equity transactions:
Purchase payments received from contract owners (note 3)	393,643	455,167	51,399	26,847	411,264	338,906	111,984	126,393
Transfers between funds	355,900	457,098	297,347	86,316	229,325	164,155	(17,403)	(1,305)
Redemptions (note 3)	(206,160)	(39,600)	(62,938)	(10,255)	(66,550)	(7,546)	(30,440)	(1,750)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,745)	(1,013)	(1,492)	(14)	(564)	–	(1,496)	(11)
Adjustments to maintain reserves	(35)	6	(50)	9	(25)	(36)	(13)	11

Net equity transactions	539,603	871,658	284,266	102,903	573,450	495,479	62,632	123,338

Net change in contract owners’ equity	709,614	1,025,362	327,475	118,162	761,044	589,727	88,848	145,478
Contract owners’ equity beginning of period	1,500,210	474,848	136,813	18,651	661,824	72,097	154,603	9,125

Contract owners’ equity end of period	$2,209,824	1,500,210	464,288	136,813	1,422,868	661,824	243,451	154,603

CHANGES IN UNITS:
Beginning units	107,166	38,228	9,302	1,518	38,415	5,655	11,284	747

Units purchased	57,187	75,707	24,241	8,770	47,999	45,207	8,750	12,718
Units redeemed	(19,031)	(6,769)	(6,429)	(986)	(14,768)	(12,447)	(4,023)	(2,181)

Ending units	145,322	107,166	27,114	9,302	71,646	38,415	16,011	11,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WFComStk		WFGrInc		WFGrowth		WFLgCpGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(52,885)	(53,486)	(1,810)	(1,471)	(479)	(111)	(25,797)	(25,793)
Realized gain (loss) on investments	166,407	76,521	7,888	530	3,096	(56)	(206,850)	(602,331)
Change in unrealized gain (loss) on investments	(333,946)	18,748	(14,240)	19,115	4,674	1,421	352,545	765,975
Reinvested capital gains	615,613	299,824	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	395,189	341,607	(8,162)	18,174	7,291	1,254	119,898	137,851

Equity transactions:
Purchase payments received from contract owners (note 3)	268,719	372,606	6,556	11,169	150,516	4,473	218,083	203,411
Transfers between funds	(146,228)	(11,597)	6,894	11,416	32,510	13,063	9,275	(123,151)
Redemptions (note 3)	(629,629)	(508,831)	(10,594)	(4,879)	(26,026)	–	(292,388)	(378,964)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,237)	(3,404)	–	–	–	–	(3,640)	(4,152)
Contingent deferred sales charges (note 2)	(6,924)	(6,996)	(228)	–	(1,303)	–	(3,076)	(2,211)
Adjustments to maintain reserves	2,690	2,004	(6)	(27)	(13)	(3)	(21)	79

Net equity transactions	(514,609)	(156,218)	2,622	17,679	155,684	17,533	(71,767)	(304,988)

Net change in contract owners’ equity	(119,420)	185,389	(5,540)	35,853	162,975	18,787	48,131	(167,137)
Contract owners’ equity beginning of period	4,395,409	4,210,020	256,955	221,102	18,787	–	2,013,457	2,180,594

Contract owners’ equity end of period	$4,275,989	4,395,409	251,415	256,955	181,762	18,787	2,061,588	2,013,457

CHANGES IN UNITS:
Beginning units	319,273	332,850	36,418	33,718	1,702	–	89,847	104,342

Units purchased	37,553	62,345	3,342	3,761	17,399	1,844	16,452	12,997
Units redeemed	(76,961)	(75,922)	(3,079)	(1,061)	(3,800)	(142)	(19,895)	(27,492)

Ending units	279,865	319,273	36,681	36,418	15,301	1,702	86,404	89,847

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WFMidCpGr
Investment activity:	2005	2004
Net investment income (loss)	$(4,980)	–
Realized gain (loss) on investments	44,621	–
Change in unrealized gain (loss)on investments	12,675	–
Reinvested capital gains	32,725	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,041	–

Equity transactions:
Purchase payments received from contract owners (note 3)	75,816	–
Transfers between funds	287,050	–
Redemptions (note 3)	(50,693)	–
Annuity benefits	–	–
Annual contract maintenance charges (note 2)	–	–
Contingent deferred sales charges (note 2)	(198)	–
Adjustments to maintain reserves	53	–

Net equity transactions	312,028	–

Net change in contract owners’ equity	397,069	–
Contract owners’ equity beginning of period	–	–

Contract owners’ equity end of period	$397,069	–

CHANGES IN UNITS:
Beginning units	–	–

Units purchased	86,853	–
Units redeemed	(51,111)	–

Ending units	35,742	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AIM Basic Balanced Fund – Investor Class (AIMBBal)

AIM Dynamics Fund – Investor Class (AIMDynam)

     (formerly INVESCO Dynamics Fund – Investor Class)

AIM Small Company Growth Fund – Investor Class (AIMSmCoGr)

    (formerly INVESCO Small Company Growth Fund – Investor Class)

AIM Total Return Fund – Investor Class (AIMTotRet)

    (formerly INVESCO Total Return Fund – Investor Class)*

American Century Growth Fund – Investor Class (ACGroI)

American Century Income & Growth Fund – Advisor Class (ACIncGroA)

American Century Income & Growth Fund – Investor Class (ACIncGroI)

American Century International Growth Fund – Advisor Class (ACIntlGrA)

American Century International Growth Fund – Investor Class (ACIntlGrI)

American Century Short-Term Government Fund – Investor Class (ACSTGvtI)

American Century Ultra® Fund – Investor Class (ACUltraI)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – International Fund – Class IV (ACVPInt4)

Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc)

Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr)

Delaware Delchester Fund – Institutional Class (DeDelFund)

Dreyfus A Bonds Plus, Inc. (DryABonds)

Dreyfus Appreciation Fund, Inc. (DryApp)

Dreyfus Balanced Fund, Inc. (DryBal)*

Dreyfus Emerging Leaders Fund (DryELead)

Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp)

Dreyfus Premier Third Century Fund, Inc. – Class Z, The (Dry3dCen)

Dreyfus S&P 500 Index Fund (Dry500Ix)

Evergreen Equity Income Fund – Class I (EvInc)

Federated Equity Income Fund – Class F Shares (FedEqInc)

Federated High Yield Trust (FedHiYld)

Federated Intermediate Corporate Bond Fund – Institutional Service Class (FedIntCorpBd)

    (formerly Federated Intermediate Income Fund – Institutional Service Class)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F (FedBdFd)

Fidelity® Advisor Balanced Fund – Class A (FidABalA)

Fidelity® Advisor Balanced Fund – Class T (FidABalT)

Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA)

Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA)

Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT)

Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA)

Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT)

Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT)

Fidelity® Advisor Overseas Fund – Class A (FidAOvA)

Fidelity® Asset Manager™ (FidAsMgr)

Fidelity® Capital & Income Fund (FidCapInc)

Fidelity® Equity-Income Fund (FidEqInc)

Fidelity® Magellan® Fund (FidMgln)

Fidelity® Puritan® Fund (FidPurtn)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer)

Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr)

    (formerly Franklin Small Cap Growth Fund I – Class A)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Portfolios of the Franklin Variable Insurance Trust (Franklin VIT);

Franklin VIT – Franklin Balance Sheet Investment Fund – Class A (FranBSInv)

Gartmore† Bond Fund – Class D (GartBond)

Gartmore† Bond Index Fund – Class A (GartBdIx)

Gartmore† Government Bond Fund – Class D (GartGvtBd)

Gartmore† Growth Fund – Class A (GartGrowA)

Gartmore† Growth Fund – Class D (GartGrowD)

Gartmore† GVIT ID Aggressive Fund – Class II (GVITIDAgg2)

Gartmore† GVIT ID Conservative Fund – Class II (GVITIDCon2)

Gartmore† GVIT ID Moderate Fund – Class II (GVITIDMod2)

Gartmore† GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)

Gartmore† GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)

Gartmore† GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)

Gartmore† ID Aggressive Fund – Service Class (GartIDAgg)

Gartmore† ID Conservative Fund – Service Class (GartIDCon)

Gartmore† ID Moderate Fund – Service Class (GartIDMod)

Gartmore† ID Moderately Aggressive Fund – Service Class (GartIDModAgg)

Gartmore† ID Moderately Conservative Fund – Service Class (GartIDModCon)

Gartmore† International Index Fund – Class A (GartIntlndx)

Gartmore† Large Cap Value Fund – Class A (GartLgCpVal)

Gartmore† Mid Cap Market Index Fund – Class A (GartMdCpMkt)

Gartmore† Money Market Fund – Prime Shares (GartMyMkt)

Gartmore† Money Market Fund – Service Class (GartMyMktS)

Gartmore† Nationwide Fund – Class D (GartNWFund)

Gartmore† S&P 500 Index Fund – Service Class (GartSP500Indx)

Gartmore† Small Cap Fund – Class A (GartSmCap)

Gartmore† Small Cap Index Fund – Class A (GartSmCapIx)

Gartmore† Value Opportunities Fund – Class A (GartValOpp)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Adviser Balanced Fund (JanBal)

Janus Adviser International Growth Fund (JanIntlGr) (formerly Janus Adviser International Fund)

Janus Adviser Worldwide Fund – Class S (JanWorld)

Janus Fund (JanFund)

Janus Twenty Fund (Jan20Fd)

Janus Worldwide Fund (JanWrldwde)

Lazard Small Cap Portfolio – Open Shares (LazSmCap)

MFS® Strategic Income Fund – Class A (MFSStratIncA)

Nationwide® Large Cap Growth Fund – Class A*

Nationwide® Mutual Funds – Prestige Balanced Fund – Class A*

Nationwide® Mutual Funds – Prestige International Fund – Class A*

Neuberger Berman EF – Guardian Fund – Investor Class Shares (NBEFGuard)

Neuberger Berman EF – Partners Fund – Investor Class Shares (NBEFPart)

Neuberger Berman ET – Genesis Fund – Trust Class Shares (NBETGen)

Neuberger Berman ET – Guardian Fund – Trust Class Shares (NBETGuard)

Neuberger Berman ET – Partners Fund – Trust Class Shares (NBETPart)

Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares (NBETSocRes)

Neuberger Berman Limited Maturity Bond Fund® – Investor Class Shares (NBLtdMat)

Oppenheimer Capital Appreciation Fund A (OppCapApA)

Oppenheimer Champion Income Fund A (OppChpInc)

Oppenheimer Global Fund A (OppGlob)

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Oppenheimer Strategic Income Fund – Class A (OppStratInc)

Phoenix Balanced Fund – Class A (PhxBalFd)

    (formerly Phoenix-Oakhurst Balanced Fund – Class A)

PIMCO Total Return Fund – Class A (PimTotRet)

Putnam International Equity Fund – Class A (PIntEq)

Putnam Voyager Fund – Class A (PVoyager)

Strong Advisor Mid Cap Growth Fund – Class Z (StrMidCap)*

Templeton Foreign Fund – Class A (TemForFd)

Van Kampen Growth and Income Fund – Class A (VKGrInc)

Van Kampen Growth Fund – Class A (VKGrowth) (formerly Van Kampen Growth Fund – Class A)

Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec)

Waddell & Reed Advisors Small Cap Fund, Inc. – Class A (WRAdSmCap)

Wells Fargo Advantage Funds – Common Stock Fund – Class Z (WFComStk)

    (formerly Strong Advisor Common Stock Fund – Class Z)

Wells Fargo Advantage Funds – Growth and Income Fund (WFGrInc)

    (formerly Strong Growth and Income Fund)

Wells Fargo Advantage Funds – Growth Fund (WFGrowth) (formerly Strong Growth Fund)

Wells Fargo Advantage Funds – Large Cap Growth Fund (WFLgCpGr)

    (formerly Strong Large Cap Growth Fund)

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr)

    (formerly Strong Advisor Mid Cap Growth Fund – Class Z)

* At December 31, 2005, contract owners were not invested in this fund.

† Gartmore is an affiliate of the Company.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges – Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC	–	(0.25%)
Five Year CDSC	–	(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon	–	0.25%
In Oregon only	–	0.30%
Death Benefit Options:
Five-Year Reset	–	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

One-Year Enhanced (for contracts issued on or after 1-2-01)	–	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)	–	0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up (for contracts issued prior to 1-2-01)	–	0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	0.45%
Option 2	–	0.30%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1):	1.30%	2.55%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBBal	AIMDynam	AIMSmCoGr	AIMTotRet	ACGroI	ACIncGroA	ACIncGroI
0.95%	$356,514	361	4,707	1,851	428	929	8,090	–
1.00%	15,811	–	127	28	–	16	281	–
1.05%	8,310	2	467	150	2	413	859	–
1.10%	114,746	44	3,683	243	53	598	2,344	–
1.15%	24,066	–	313	138	–	113	151	–
1.20%	272,425	527	5,025	1,989	673	3,607	8,120	–
1.25%	56,923	50	2,036	257	68	350	2,322	–
1.30%	3,173,791	–	52,966	23	–	99,698	104	92,788
1.35%	37,606	12	832	87	14	578	556	–
1.40%	95,212	362	1,069	182	440	461	2,809	–
1.45%	94,151	281	2,261	329	325	1,899	2,085	–
1.50%	18,697	25	387	232	30	188	455	–
1.55%	8,472	12	93	30	14	–	180	–
1.60%	3,490	–	7	12	–	–	9	–
1.65%	6,220	–	14	–	–	–	580	–
1.70%	3,404	–	49	–	6	23	20	–
1.75%	299	–	–	–	–	–	14	–
1.80%	299	–	–	–	–	–	–	–
1.85%	575	–	–	–	–	–	–	–
1.90%	709	–	–	–	–	–	25	–
2.05%	16	1	–	–	2	–	–	–
2.10%	15	–	–	–	–	–	–	–
2.25%	178	–	–	–	–	–	–	–

Totals	$4,291,929	1,677	74,036	5,551	2,055	108,873	29,004	92,788

	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
0.95%	$1,254	–	6,326	8,927	90	–	–	–
1.00%	–	–	1,513	108	–	–	–	–
1.05%	–	–	–	234	33	–	–	–
1.10%	312	–	198	4,997	91	–	–	–
1.15%	192	–	–	207	92	–	–	–
1.20%	1,231	–	2,154	12,554	799	–	–	–
1.25%	104	–	145	1,549	23	–	–	–
1.30%	–	22,375	22,965	180,374	5,351	13,605	51,461	6,638
1.35%	40	–	158	1,636	39	–	–	–
1.40%	53	–	397	390	75	–	–	–
1.45%	199	–	1,466	2,437	166	–	–	–
1.50%	78	–	41	202	–	–	–	–
1.55%	–	–	–	28	–	–	–	–
1.60%	–	–	–	7	47	–	–	–
1.65%	–	–	116	208	–	–	–	–
1.70%	–	–	15	–	–	–	–	–
1.75%	–	–	15	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	34	19	–	–	–	–
1.90%	–	–	7	–	22	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	13	–	–	–	–

Totals	$3,463	22,375	35,550	213,890	6,828	13,605	51,461	6,638

	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
0.95%	$–	10,314	80	1,284	286	–	–	135
1.00%	–	387	–	1,251	–	–	–	–
1.05%	–	–	–	518	–	–	–	–
1.10%	–	3,261	–	1,108	8	–	–	–
1.15%	–	258	–	–	132	–	–	–
1.20%	–	8,740	870	1,707	1,191	–	–	770
1.25%	–	1,390	52	274	236	–	–	119
1.30%	39,321	36,897	–	–	11,882	239,965	14,392	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
1.35%	–	1,810	–	243	20	–	–	11
1.40%	–	443	–	17,526	17	–	–	–
1.45%	–	1,116	–	1,404	356	–	–	72
1.50%	–	583	–	64	5	–	–	2
1.55%	–	403	–	–	–	–	–	–
1.60%	–	19	–	274	–	–	–	–
1.65%	–	55	–	–	188	–	–	–
1.70%	–	22	–	5	15	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	34	–	–	21	–	–	–
1.90%	–	58	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$39,321	65,790	1,002	25,658	14,357	239,965	14,392	1,109

	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
0.95%	$2,302	3,462	1,011	2,401	–	6,554	18,453	–
1.00%	67	–	–	–	–	–	205	–
1.05%	8	–	250	75	–	–	347	–
1.10%	985	1,887	742	1,778	–	207	3,841	–
1.15%	240	134	–	–	–	1	961	–
1.20%	2,144	2,182	956	1,233	–	2,225	8,431	–
1.25%	326	196	546	890	–	813	1,654	–
1.30%	18,754	–	26,801	–	15,182	–	175	55,460
1.35%	64	502	51	577	–	119	2,526	–
1.40%	1,063	586	261	37	–	434	1,923	–
1.45%	825	410	563	757	–	991	3,727	–
1.50%	134	27	–	178	–	136	763	–
1.55%	–	3,071	–	–	–	9	548	–
1.60%	16	–	–	–	–	11	63	–
1.65%	8	299	–	–	–	193	558	–
1.70%	54	–	–	19	–	12	11	–
1.75%	2	15	–	–	–	–	34	–
1.80%	–	–	–	–	–	–	20	–
1.85%	17	30	–	–	–	–	41	–
1.90%	6	2	11	–	–	–	28	–
2.05%	–	–	11	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$27,015	12,803	31,203	7,945	15,182	11,705	44,309	55,460

	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
0.95%	$365	–	5,149	663	–	–	–	–
1.00%	30	–	222	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	839	–	65	68	–	–	–	–
1.15%	1	–	174	–	–	–	–	–
1.20%	4,260	–	1,210	663	–	–	–	–
1.25%	183	–	229	897	–	–	–	–
1.30%	13	52,397	26,738	–	44,493	6,410	137,223	246,780
1.35%	137	–	100	17	–	–	–	–
1.40%	372	–	214	3	–	–	–	–
1.45%	821	–	296	104	–	–	–	–
1.50%	223	–	105	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	42	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
1.85%	–	–	–	–	–	–	–	–
1.90%	20	–	4	21	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$7,264	52,397	34,548	2,436	44,493	6,410	137,223	246,780

	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
0.95%	$–	–	681	16,276	12,965	3,608	6,871	2,304
1.00%	–	–	–	495	472	82	356	54
1.05%	–	–	–	101	590	14	14	586
1.10%	–	–	1,236	2,488	997	325	2,555	19
1.15%	–	–	13	491	119	204	789	–
1.20%	–	–	892	10,032	5,195	3,069	8,564	562
1.25%	–	–	52	2,284	1,834	167	2,697	237
1.30%	132,716	265	1,920	59,386	13	23,198	326	22,637
1.35%	–	–	91	1,659	361	225	2,302	23
1.40%	–	–	57	1,220	297	662	2,429	8
1.45%	–	–	373	3,970	1,652	671	4,976	792
1.50%	–	–	41	696	505	240	335	–
1.55%	–	–	–	96	33	–	109	–
1.60%	–	–	28	145	8	5	44	–
1.65%	–	–	–	606	142	41	475	–
1.70%	–	–	–	12	28	–	6	5
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	21	21	–	–	–
1.85%	–	–	–	2	–	–	21	–
1.90%	–	–	–	68	3	–	–	11
2.05%	–	–	–	–	–	–	–	1
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$132,716	265	5,384	100,048	25,235	32,511	32,869	27,239

	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$598	15,355	1,167	697	–	–	–	–
1.00%	–	1,914	–	16	–	–	–	–
1.05%	–	41	–	–	–	–	–	–
1.10%	200	3,387	107	40	–	–	–	–
1.15%	–	87	–	–	–	–	–	–
1.20%	1,135	3,489	380	605	–	–	–	–
1.25%	113	149	79	–	–	–	–	–
1.30%	–	38,797	–	14,001	2,777	109	9,072	8,530
1.35%	187	676	34	20	–	–	–	–
1.40%	3	3,025	3,834	7	–	–	–	–
1.45%	728	1,072	963	94	–	–	–	–
1.50%	13	42	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	15	14	–	–	–	–	–	–
1.65%	40	–	–	–	–	–	–	–
1.70%	–	114	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	32	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$3,032	68,194	6,564	15,480	2,777	109	9,072	8,530

	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
0.95%	$–	555	1,113	7,461	29,253	5,086	7,967	–
1.00%	–	–	1,306	397	673	312	280	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	–	2,464	1	7,991	4,544	1,864	22

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
1.15%	–	–	594	9	6,016	2,447	281	–
1.20%	–	461	3,834	3,561	10,333	6,168	1,378	271
1.25%	–	28	162	15	1,931	706	1,657	1
1.30%	506	907	26	155	13	245	–	–
1.35%	–	16	532	1,124	1,094	1,073	728	1
1.40%	–	–	459	–	2,367	890	1,906	–
1.45%	–	220	1,007	3,645	5,256	4,565	1,597	75
1.50%	–	6	185	62	2,219	1,960	216	–
1.55%	–	–	–	145	1,460	147	–	–
1.60%	–	–	36	–	314	97	11	–
1.65%	–	–	29	–	525	118	27	1
1.70%	–	–	–	–	2,693	–	–	–
1.75%	–	–	–	–	104	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	17	–	–
1.90%	–	–	–	–	–	4	–	2
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$506	2,193	11,747	16,575	72,242	28,379	17,912	373

	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
0.95%	$2,233	3,349	–	7,907	843	5,383	3,413	2,807
1.00%	–	89	–	338	81	464	105	7
1.05%	17	–	–	765	–	268	–	–
1.10%	1,019	1,148	–	14,010	652	3,772	215	724
1.15%	–	151	–	3,711	–	306	611	65
1.20%	2,868	2,347	–	25,374	1,911	11,766	1,690	2,051
1.25%	972	162	–	3,013	280	2,119	299	1,010
1.30%	15,270	12	132,584	283	68,469	15,132	38,063	15
1.35%	72	472	–	2,301	38	1,009	131	573
1.40%	12	298	–	1,055	88	86	297	185
1.45%	452	1,140	–	3,646	507	3,712	727	541
1.50%	111	290	–	811	2	1,035	25	247
1.55%	–	–	–	–	–	52	–	–
1.60%	6	257	–	36	–	28	284	31
1.65%	111	101	–	63	12	41	56	44
1.70%	–	–	–	89	–	–	–	–
1.75%	–	21	–	39	–	19	–	–
1.80%	–	–	–	–	–	110	–	–
1.85%	–	54	–	–	–	62	–	–
1.90%	–	1	–	56	–	–	–	–
2.05%	–	–	–	–	–	1	–	–
2.10%	–	–	–	15	–	–	–	–
2.25%	–	–	–	43	–	54	–	–

Totals	$23,143	9,892	132,584	63,555	72,883	45,419	45,916	8,300

	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
0.95%	$2,170	4,315	–	1,418	4,556	4,089	53	713
1.00%	52	131	–	62	141	22	62	–
1.05%	–	28	–	11	321	484	71	–
1.10%	124	1,687	–	806	1,841	2,503	34	209
1.15%	–	60	–	–	147	1,154	–	–
1.20%	438	3,921	324	2,870	2,348	6,639	123	695
1.25%	736	749	95	829	2,146	2,594	921	928
1.30%	–	57	55	1	94,548	282,265	86,894	35,727
1.35%	125	656	3	390	486	316	–	150
1.40%	133	788	–	103	73	557	–	5
1.45%	354	1,741	79	1,569	1,169	1,176	75	195
1.50%	41	288	–	15	179	157	33	48
1.55%	–	–	–	4	32	35	–	–
1.60%	352	289	–	–	–	28	–	224
1.65%	–	186	–	66	26	42	–	–
1.70%	–	10	–	9	32	69	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	1	6	16	12	72	–	66
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$4,525	14,907	562	8,169	108,057	302,202	88,266	38,960

	MFSStratIncA	NBEFGuard	NBEFPart	NBETGen	NBETGuard	NBETPart	NBETSocRes	NBLtdMat
0.95%	$–	–	–	22,686	641	1,623	1,324	–
1.00%	–	–	–	832	47	305	–	–
1.05%	–	–	–	130	–	17	–	–
1.10%	–	–	–	5,132	393	12	612	–
1.15%	–	–	–	1,075	–	–	27	–
1.20%	–	–	–	17,368	1,553	1,274	151	–
1.25%	–	–	–	2,806	637	883	13	–
1.30%	12,535	40,438	80,351	139,709	–	–	1,019	15,736
1.35%	–	–	–	3,051	192	68	279	–
1.40%	–	–	–	2,570	6	–	528	–
1.45%	–	–	–	3,954	506	178	223	–
1.50%	–	–	–	468	2	12	–	–
1.55%	–	–	–	150	–	95	–	–
1.60%	–	–	–	129	–	–	–	–
1.65%	–	–	–	25	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	39	–	–	–	–
1.90%	–	–	–	7	–	9	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$12,535	40,438	80,351	200,131	3,977	4,476	4,176	15,736

	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
0.95%	$14,073	977	14,140	6,764	1,557	–	13,675	–
1.00%	344	–	569	201	–	–	170	–
1.05%	60	–	613	593	23	–	–	–
1.10%	3,121	1	3,412	3,458	375	–	8,123	–
1.15%	63	–	996	347	41	–	915	–
1.20%	7,215	697	9,685	6,204	1,630	–	9,188	–
1.25%	638	143	2,559	1223	101	–	849	–
1.30%	19	151	150,289	30,656	–	14,201	780	–
1.35%	468	23	617	815	241	–	1,382	–
1.40%	798	–	1,232	250	488	–	1,321	–
1.45%	1,811	224	1,374	2,411	996	–	3,715	54
1.50%	543	–	488	134	–	–	2,644	1
1.55%	–	–	79	–	–	–	1,638	–
1.60%	79	–	9	32	10	–	286	–
1.65%	243	–	19	43	–	–	687	–
1.70%	10	–	–	12	–	–	–	–
1.75%	–	–	22	–	–	–	–	–
1.80%	20	–	–	–	–	–	107	–
1.85%	–	1	–	59	–	–	4	–
1.90%	–	–	53	27	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	12	–	–	56	–

Totals	$29,505	2,217	186,156	53,241	5,462	14,201	45,540	55

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	PVoyager	StrMidCap	TemForFd	VKGrInc	VKGrowth	VKRealEstSec	WRAdSmCap	WFComStk
0.95%	$798	471	9,816	10,984	1,446	3,149	898	6,814
1.00%	–	–	34	227	–	497	–	439
1.05%	–	–	45	–	14	–	–	146
1.10%	19	28	1,253	1,664	75	1,066	461	1,120
1.15%	67	8	2	52	–	88	–	–
1.20%	642	304	2,170	3,461	604	4,288	581	4,380
1.25%	–	180	109	412	70	701	121	1,293
1.30%	–	–	55,632	40	122	84	–	27
1.35%	–	19	308	1,910	31	674	4	439
1.40%	–	30	1,214	368	2	490	–	35,845
1.45%	10	147	892	1,218	294	1,349	366	2,013
1.50%	36	8	58	59	14	256	2	285
1.55%	–	–	–	–	9	–	–	–
1.60%	–	–	–	22	–	58	10	23
1.65%	–	–	76	60	–	96	–	–
1.70%	–	–	–	–	–	–	–	22
1.75%	–	–	–	14	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	75	–	–	–	2
1.90%	–	–	–	–	–	22	–	37
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$1,572	1,195	71,609	20,566	2,681	12,818	2,443	52,885

	WFGrInc	WFGrowth	WFLgCpGr	WFMidCpGr
0.95%	$1,105	9	–	2,936
1.00%	–	–	–	–
1.05%	–	–	–	–
1.10%	–	5	–	80
1.15%	–	–	–	23
1.20%	1,277	358	–	840
1.25%	103	1	–	407
1.30%	–	–	25,797	–
1.35%	15	8	–	65
1.40%	9	–	–	100
1.45%	189	95	–	503
1.50%	1	–	–	26
1.55%	–	–	–	–
1.60%	115	–	–	–
1.65%	–	–	–	–
1.70%	–	–	–	–
1.75%	–	–	–	–
1.80%	–	–	–	–
1.85%	40	3	–	–
1.90%	–	–	–	–
2.05%	–	–	–	–
2.10%	–	–	–	–
2.25%	–	–	–	–

Totals	$2,854	479	25,797	4,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $462,300 and $1,336,803, respectively, and total transfers from the Account to the fixed account were $761,846 and $994,181, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $72,470 and $88,441 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM Basic Balanced Fund – Investor Class
2005	0.95% to 2.05%	29,943	$10.28 to 10.23	$307,515	1.83%	2.82% to 2.30%	(a) (b)

AIM Dynamics Fund – Investor Class
2005	0.95% to 1.70%	672,720	6.30 to 6.04	6,094,108	0.00%	9.32% to 8.49%
2004	0.95% to 1.70%	721,091	5.77 to 5.57	6,175,372	0.00%	10.88% to 10.04%
2003	0.95% to 1.70%	833,176	5.20 to 5.06	6,557,162	0.00%	36.96% to 35.93%
2002	0.95% to 1.70%	758,031	3.72 to 7.09	4,438,708	0.00%	-34.22% to -33.72%
2001	0.95% to 1.80%	857,934	5.65 to 10.74	7,890,231	0.00%	-34.11% to -33.53%

AIM Small Company Growth Fund – Investor Class
2005	0.95% to 1.60%	116,299	7.28 to 7.01	836,317	0.00%	4.49% to 3.81%
2004	0.95% to 1.60%	76,283	6.96 to 6.75	526,465	0.00%	11.97% to 11.23%
2003	0.95% to 1.65%	92,094	6.22 to 6.06	569,039	0.00%	32.23% to 31.29%
2002	0.95% to 1.65%	288,252	4.61 to 4.70	1,346,521	0.00%	-32.52% to -32.04%
2001	0.95% to 1.65%	51,770	6.84 to 6.92	357,182	0.00%	-22.23% to -21.67%

AIM Total Return Fund – Investor Class
2004	0.95% to 2.05%	34,578	9.92 to 9.42	338,932	1.28%	2.76% to 1.62%
2003	0.95% to 2.05%	43,049	9.66 to 9.27	411,647	1.49%	15.31% to 14.03%
2002	0.95% to 2.05%	44,076	8.13 to 8.37	366,162	1.67%	-14.24% to -13.28%
2001	0.95% to 1.70%	28,394	9.54 to 9.66	272,989	1.83%	-2.62% to -1.88%

American Century Growth Fund – Investor Class
2005	0.95% to 1.50%	218,579	6.57 to 6.37	8,245,172	0.40%	3.85% to 3.27%
2004	0.95% to 1.70%	216,274	6.33 to 6.11	8,691,140	0.04%	8.86% to 8.04%
2003	0.95% to 1.70%	199,202	5.82 to 5.66	8,425,454	0.00%	23.23% to 22.30%
2002	0.95% to 1.70%	202,293	4.62 to 57.97	7,497,188	0.00%	-27.39% to -26.83%
2001	0.95% to 1.70%	195,078	6.37 to 79.51	11,383,722	0.00%	-20.06% to -19.45%

American Century Income & Growth Fund – Advisor Class
2005	0.95% to 1.90%	283,932	9.54 to 9.03	2,679,433	1.70%	3.54% to 2.55%
2004	0.95% to 1.90%	261,253	9.21 to 8.81	2,385,190	1.77%	11.64% to 10.57%
2003	0.95% to 1.90%	254,671	8.25 to 7.97	2,086,730	2.02%	28.10% to 26.88%
2002	0.95% to 1.90%	202,500	6.28 to 6.44	1,297,583	1.21%	-21.13% to -20.37%
2001	0.95% to 1.90%	147,837	7.99 to 8.09	1,192,789	0.89%	-10.20% to -9.51%

American Century Income & Growth Fund – Investor Class
2005	1.30%	357,908	19.26	6,892,875	1.88%	3.43%
2004	1.30%	404,012	18.62	7,522,589	1.95%	11.51%
2003	1.30%	431,936	16.70	7,212,151	1.70%	27.94%
2002	1.30%	459,146	13.05	5,992,253	1.31%	-20.42%
2001	1.30%	524,128	16.40	8,595,867	1.04%	-9.57%

American Century International Growth Fund – Advisor Class
2005	0.95% to 1.50%	42,287	7.94 to 7.69	332,738	1.49%	11.99% to 11.37%
2004	0.95% to 1.50%	46,456	7.09 to 6.91	326,791	0.37%	13.95% to 13.31%
2003	0.95% to 1.90%	172,001	6.22 to 6.00	1,061,173	0.73%	23.92% to 22.74%
2002	0.95% to 1.90%	47,760	4.89 to 5.02	238,617	0.67%	-21.01% to -20.24%
2001	0.95% to 1.50%	27,565	6.24 to 6.29	173,061	0.17%	-28.10% to -27.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century International Growth Fund – Investor Class
2005	1.30%	73,235	$22.75	$1,666,429	1.64%	11.87%
2004	1.30%	91,337	20.34	1,857,828	0.96%	13.81%
2003	1.30%	115,663	17.87	2,067,110	0.81%	23.75%
2002	1.30%	109,800	14.44	1,585,693	0.71%	-20.30%
2001	1.30%	123,761	18.12	2,242,470	0.32%	-27.75%

American Century Short-Term Government Fund – Investor Class
2005	0.95% to 1.90%	169,897	11.76 to 11.14	2,899,210	3.08%	0.70% to -0.26%
2004	0.95% to 1.90%	173,163	11.68 to 11.17	3,079,892	1.87%	-0.30% to -1.25%
2003	0.95% to 1.90%	194,103	11.71 to 11.31	3,453,840	2.08%	0.15% to -0.81%
2002	0.95% to 1.90%	209,853	11.40 to 27.03	4,038,133	3.13%	3.24% to 4.24%
2001	0.95% to 1.70%	111,419	11.08 to 26.02	2,321,700	4.03%	5.32% to 6.13%

American Century Ultra® Fund – Investor Class
2005	0.95% to 2.25%	1,011,426	7.13 to 9.16	16,072,947	0.12%	1.15% to -0.17%
2004	0.95% to 2.25%	1,146,821	7.05 to 9.17	18,177,859	0.00%	9.64% to 8.20%
2003	0.95% to 2.25%	1,249,922	6.43 to 8.48	18,519,651	0.00%	24.63% to 23.00%
2002	0.95% to 1.90%	1,204,587	5.03 to 15.72	15,470,323	0.24%	-24.61% to -23.88%
2001	0.95% to 1.80%	1,276,469	6.68 to 20.73	22,547,669	0.00%	-16.16% to -15.43%

American Century VP – International Fund – Class IV
2005	0.95% to 1.90%	50,510	12.63 to 12.43	634,500	0.68%	11.90% to 10.83%
2004	1.05% to 1.90%	55,739	11.28 to 11.22	627,944	0.00%	12.81% to 12.17%	(a) (b)

Credit Suisse Global Fixed Income Fund – Common Shares
2005	1.30%	71,866	14.08	1,012,033	2.19%	-6.96%
2004	1.30%	65,791	15.14	995,819	7.01%	8.25%
2003	1.30%	72,744	13.98	1,017,116	13.00%	12.98%
2002	1.30%	50,344	12.38	623,027	9.19%	8.79%
2001	1.30%	16,666	11.38	189,593	4.44%	1.83%

Credit Suisse Mid Cap Growth Fund – Common Shares
2005	1.30%	243,568	15.58	3,795,283	0.00%	5.52%
2004	1.30%	268,276	14.77	3,961,483	0.00%	12.10%
2003	1.30%	282,864	13.17	3,726,032	0.00%	43.47%
2002	1.30%	263,436	9.18	2,418,674	0.00%	-31.07%
2001	1.30%	317,127	13.32	4,224,008	0.00%	-25.80%

Delaware Delchester Fund – Institutional Class
2005	1.30%	27,252	15.12	411,980	7.90%	2.39%
2004	1.30%	40,881	14.76	603,572	6.40%	13.75%
2003	1.30%	43,328	12.98	562,391	9.96%	29.05%
2002	1.30%	28,131	10.06	282,951	11.51%	-0.82%
2001	1.30%	39,799	10.14	403,604	11.97%	-8.93%

Dreyfus A Bonds Plus, Inc.
2005	1.30%	178,348	15.31	2,731,017	4.56%	0.98%
2004	1.30%	213,109	15.16	3,231,535	4.18%	1.76%
2003	1.30%	231,833	14.90	3,454,549	4.07%	3.29%
2002	1.30%	228,069	14.43	3,290,077	4.63%	6.48%
2001	1.30%	202,272	13.55	2,740,365	6.72%	3.23%

Dreyfus Appreciation Fund, Inc.
2005	0.95% to 1.90%	501,974	9.32 to 8.83	5,380,498	1.37%	3.15% to 2.17%
2004	0.95% to 1.90%	499,347	9.04 to 8.64	5,249,026	1.37%	4.57% to 3.56%
2003	0.95% to 1.90%	482,126	8.64 to 8.34	4,861,163	1.33%	19.24% to 18.10%
2002	0.95% to 1.90%	345,694	7.06 to 10.00	3,081,601	0.89%	-18.72% to -17.93%
2001	0.95% to 1.70%	310,248	8.72 to 12.22	3,342,317	0.85%	-12.28% to -11.60%

Dreyfus Balanced Fund, Inc.
2003	0.95% to 1.70%	197,843	9.04 to 8.79	1,978,349	1.29%	16.91% to 16.03%
2002	0.95% to 1.70%	151,031	7.58 to 9.15	1,294,706	2.16%	-17.89% to -17.26%
2001	0.95% to 1.70%	150,473	9.23 to 11.10	1,544,987	2.63%	-6.09% to -5.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Emerging Leaders Fund
2005	0.95% to 1.25%	7,031	$12.29 to 12.08	$85,268	0.00%	8.14% to 7.81%
2004	0.95% to 1.25%	8,093	11.36 to 11.20	90,953	0.00%	13.15% to 12.80%
2003	0.95% to 1.25%	10,101	10.04 to 9.93	100,549	0.00%	38.16% to 37.74%
2002	0.95% to 1.25%	7,585	7.21 to 7.27	54,785	0.00%	-21.16% to -20.92%
2001	0.95% to 1.25%	8,292	9.14 to 9.19	75,926	0.00%	-11.04% to -10.77%

Dreyfus Premier Balanced Opportunity Fund – Class Z
2005	0.95% to 1.60%	197,213	9.90 to 9.83	1,946,577	1.56%	-2.26% to -2.90%
2004	0.95% to 1.70%	213,309	10.13 to 10.13	2,160,468	2.18%	1.29% to 1.27%	(a) (b)

Dreyfus Premier Third Century Fund, Inc. – Class Z, The
2005	0.95% to 1.85%	75,308	6.13 to 5.82	1,045,882	0.37%	2.49% to 1.56%
2004	0.95% to 1.85%	83,260	5.98 to 5.73	1,153,302	0.00%	4.92% to 3.97%
2003	0.95% to 1.85%	94,492	5.70 to 5.52	1,239,435	0.00%	24.68% to 23.55%
2002	0.95% to 1.70%	84,912	4.48 to 14.97	1,005,117	0.00%	-30.58% to -30.04%
2001	0.95% to 1.70%	128,466	6.46 to 21.47	1,894,868	0.00%	-25.02% to -24.45%

Dreyfus S&P 500 Index Fund
2005	1.30%	624,278	28.83	17,995,137	1.28%	3.07%
2004	1.30%	688,019	27.97	19,242,268	1.50%	8.95%
2003	1.30%	712,646	25.67	18,293,906	1.19%	26.42%
2002	1.30%	723,651	20.31	14,693,857	0.99%	-23.52%
2001	1.30%	789,038	26.55	20,949,067	0.88%	-13.51%

Evergreen Equity Income Fund – Class I
2005	1.30%	44,806	24.23	1,085,677	1.56%	2.49%
2004	1.30%	46,314	23.64	1,094,936	1.99%	9.01%
2003	1.30%	39,990	21.69	867,245	2.28%	29.75%
2002	1.30%	35,669	16.71	596,162	2.57%	-13.51%
2001	1.30%	37,440	19.32	723,486	2.93%	-6.61%

Federated Equity Income Fund – Class F Shares
2005	0.95% to 1.50%	11,009	8.54 to 8.29	92,867	1.84%	2.04% to 1.47%
2004	0.95% to 1.50%	12,280	8.37 to 8.17	101,722	1.90%	11.90% to 11.28%
2003	0.95% to 1.50%	14,167	7.48 to 7.34	105,332	2.08%	22.76% to 22.08%
2002	0.95% to 1.50%	9,824	6.02 to 6.09	59,545	1.40%	-20.63% to -20.19%
2001	1.20% to 1.50%	4,072	7.58 to 7.61	30,976	2.25%	-12.64% to -12.37%

Federated High Yield Trust
2005	0.95% to 1.90%	173,763	12.17 to 11.52	2,037,470	7.54%	1.46% to 0.49%
2004	0.95% to 1.85%	202,267	11.99 to 11.49	2,340,085	9.67%	10.57% to 9.57%
2003	0.95% to 1.90%	170,690	10.85 to 10.47	1,793,939	9.41%	21.65% to 20.48%
2002	0.95% to 1.90%	109,902	8.58 to 8.92	949,594	10.16%	-1.84% to -0.89%
2001	0.95% to 1.60%	58,130	8.69 to 9.00	507,289	13.04%	-3.46% to -2.82%

Federated Intermediate Corporate Bond Fund – Institutional Service Class
2005	0.95% to 1.90%	66,370	12.91 to 12.27	850,195	5.00%	1.09% to 0.12%
2004	0.95% to 1.85%	68,364	12.77 to 12.29	866,946	3.94%	2.24% to 1.31%
2003	0.95% to 1.75%	22,611	12.49 to 12.17	280,879	5.02%	5.03% to 4.18%
2002	0.95% to 1.45%	15,511	11.76 to 11.89	183,786	4.85%	7.33% to 7.88%
2001	0.95% to 1.00%	8,388	11.02 to 11.03	92,479	5.55%	6.30% to 6.36%

Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F
2005	0.95% to 2.05%	159,931	14.03 to 13.17	2,396,452	5.70%	0.92% to -0.20%
2004	0.95% to 2.05%	162,608	13.91 to 13.20	2,414,432	6.06%	5.77% to 4.59%
2003	0.95% to 2.05%	160,643	13.15 to 12.62	2,259,338	6.43%	11.80% to 10.56%
2002	0.95% to 2.05%	184,343	11.42 to 12.87	2,314,552	6.83%	4.74% to 5.91%
2001	0.95% to 1.90%	164,544	10.93 to 12.20	1,961,012	8.14%	5.27% to 6.30%

Fidelity® Advisor Balanced Fund – Class A
2005	0.95% to 1.50%	62,215	10.64 to 10.31	654,878	1.93%	4.29% to 3.71%
2004	0.95% to 1.70%	77,870	10.20 to 9.84	788,131	2.36%	4.19% to 3.40%
2003	0.95% to 1.70%	84,334	9.79 to 9.52	820,544	2.29%	16.75% to 15.87%
2002	0.95% to 1.70%	81,046	8.22 to 8.38	676,669	2.76%	-10.35% to -9.66%
2001	0.95% to 1.70%	71,335	9.16 to 9.28	660,892	3.11%	-3.40% to -2.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® Advisor Balanced Fund – Class T
2005	1.30%	73,624	$15.56	$1,145,848	1.67%	3.61%
2004	1.30%	85,032	15.02	1,277,305	2.10%	3.60%
2003	1.30%	83,221	14.50	1,206,630	2.04%	16.02%
2002	1.30%	85,330	12.50	1,066,341	2.31%	-10.26%
2001	1.30%	86,449	13.92	1,203,797	2.61%	-3.19%

Fidelity® Advisor Equity Growth Fund – Class A
2005	0.95% to 1.65%	135,715	6.83 to 6.58	919,599	0.00%	4.38% to 3.65%
2004	0.95% to 1.70%	196,942	6.54 to 6.33	1,280,886	0.00%	1.87% to 1.10%
2003	0.95% to 1.70%	176,059	6.42 to 6.27	1,126,698	0.00%	30.82% to 29.83%
2002	0.95% to 1.70%	103,982	4.83 to 4.91	508,932	0.00%	-31.71% to -31.19%
2001	0.95% to 1.70%	51,875	7.07 to 7.13	369,764	0.00%	-19.35% to -18.73%

Fidelity® Advisor Equity Income Fund – Class A
2005	0.95% to 1.90%	313,369	13.50 to 12.78	4,189,354	0.95%	5.42% to 4.41%
2004	0.95% to 1.90%	315,936	12.80 to 12.24	4,012,980	0.93%	11.06% to 9.99%
2003	0.95% to 1.90%	287,775	11.53 to 11.13	3,300,260	1.05%	27.53% to 26.31%
2002	0.95% to 1.90%	207,180	8.81 to 9.04	1,864,143	0.99%	-17.11% to -16.31%
2001	0.95% to 1.70%	116,878	10.67 to 10.80	1,260,302	0.90%	-3.88% to -3.14%

Fidelity® Advisor Equity Income Fund – Class T
2005	1.30%	200,850	21.28	4,273,989	0.73%	4.80%
2004	1.30%	207,282	20.31	4,208,916	0.78%	10.44%
2003	1.30%	182,726	18.39	3,359,593	0.87%	26.74%
2002	1.30%	173,217	14.51	2,512,751	0.68%	-16.74%
2001	1.30%	145,153	17.42	2,528,949	0.58%	-3.70%

Fidelity® Advisor Growth Opportunities Fund – Class A
2005	0.95% to 1.90%	121,384	8.02 to 7.60	959,159	0.23%	7.60% to 6.57%
2004	0.95% to 1.90%	77,514	7.46 to 7.13	571,773	0.59%	6.07% to 5.05%
2003	0.95% to 1.90%	55,941	7.03 to 6.79	390,109	0.36%	28.16% to 26.94%
2002	0.95% to 1.90%	41,447	5.35 to 5.48	226,006	0.90%	-23.82% to -23.08%
2001	0.95% to 1.80%	28,345	7.03 to 7.13	201,522	0.94%	-16.56% to -15.83%

Fidelity® Advisor Growth Opportunities Fund – Class T
2005	1.30%	294,745	14.25	4,198,792	0.02%	7.03%
2004	1.30%	330,246	13.31	4,395,405	0.28%	5.56%
2003	1.30%	370,410	12.61	4,670,127	0.15%	27.58%
2002	1.30%	375,670	9.88	3,712,674	0.44%	-23.44%
2001	1.30%	414,206	12.91	5,347,103	0.58%	-16.25%

Fidelity® Advisor High Income Advantage Fund – Class T
2005	0.95% to 1.90%	153,451	14.13 to 13.38	2,568,910	6.55%	3.62% to 2.63%
2004	0.95% to 1.90%	198,711	13.64 to 13.04	3,230,752	8.41%	13.76% to 12.67%
2003	0.95% to 1.90%	269,387	11.99 to 11.57	3,879,384	12.40%	42.27% to 40.90%
2002	0.95% to 1.90%	222,978	8.21 to 10.88	2,304,935	8.25%	-5.85% to -4.94%
2001	0.95% to 1.80%	198,014	8.74 to 11.48	2,238,779	9.34%	-2.97% to -2.13%

Fidelity® Advisor Overseas Fund – Class A
2005	0.95% to 1.90%	19,671	10.41 to 9.89	202,627	0.83%	13.23% to 12.15%
2004	0.95% to 1.90%	30,133	9.19 to 8.82	274,810	0.14%	11.93% to 10.86%
2003	0.95% to 1.50%	77,409	8.21 to 8.06	631,056	1.45%	42.94% to 42.15%
2002	0.95% to 1.45%	4,402	5.68 to 5.74	25,233	0.00%	-21.29% to -20.89%
2001	0.95% to 1.20%	5,894	7.24 to 7.26	42,703	0.00%	-21.09% to -20.89%

Fidelity® Asset Manager™
2005	1.30%	155,360	20.72	3,219,428	2.23%	2.68%
2004	1.30%	193,635	20.18	3,907,903	2.46%	4.03%
2003	1.30%	231,668	19.40	4,494,463	2.56%	15.65%
2002	1.30%	242,946	16.77	4,075,286	3.22%	-9.25%
2001	1.30%	284,944	18.48	5,266,966	3.93%	-5.18%

Fidelity® Capital & Income Fund
2005	1.30%	6,767	70.62	477,891	5.89%	3.68%
2004	1.30%	7,899	68.11	538,029	7.26%	11.10%
2003	1.30%	11,090	61.31	679,880	8.32%	37.32%
2002	1.30%	12,054	44.64	538,152	6.64%	-1.71%
2001	1.30%	13,985	45.42	635,168	8.47%	-5.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® Equity-Income Fund
2005	1.30%	104,705	$100.60	$10,532,987	1.56%	4.36%
2004	1.30%	112,880	96.39	10,880,437	1.56%	9.84%
2003	1.30%	119,162	87.75	10,456,879	1.52%	28.27%
2002	1.30%	121,343	68.41	8,301,198	1.53%	-18.24%
2001	1.30%	137,625	83.67	11,515,266	1.45%	-6.26%

Fidelity® Magellan® Fund
2005	1.30%	636,228	29.02	18,463,355	0.89%	5.04%
2004	1.30%	737,378	27.63	20,371,875	1.18%	6.10%
2003	1.30%	837,429	26.04	21,806,684	0.82%	23.20%
2002	1.30%	941,898	21.14	19,908,044	0.65%	-24.66%
2001	1.30%	1,116,333	28.05	31,317,101	0.41%	-12.81%

Fidelity® Puritan® Fund
2005	1.30%	333,373	29.32	9,775,061	2.54%	3.31%
2004	1.30%	379,994	28.38	10,784,970	2.39%	7.85%
2003	1.30%	407,038	26.31	10,711,174	2.57%	20.61%
2002	1.30%	455,032	21.82	9,927,580	2.97%	-9.11%
2001	1.30%	526,520	24.00	12,638,717	3.28%	-2.35%

Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.30%	874	23.92	20,903	14.72%	1.37%
2004	1.30%	875	23.59	20,644	12.36%	8.17%
2003	1.30%	2,909	21.81	63,450	7.17%	25.61%
2002	1.30%	2,911	17.36	50,542	12.13%	2.10%
2001	1.30%	4,118	17.01	70,036	13.13%	-12.89%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	0.95% to 1.60%	68,873	13.01 to 12.87	891,815	0.27%	17.62% to 16.85%
2004	0.95% to 1.60%	46,477	11.06 to 11.01	513,365	0.00%	10.63% to 10.14%	(a) (b)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A
2005	0.95% to 1.90%	517,613	15.60 to 14.77	8,515,920	1.45%	8.94% to 7.90%
2004	0.95% to 1.90%	476,078	14.32 to 13.69	7,233,403	1.58%	12.42% to 11.34%
2003	0.95% to 1.90%	436,986	12.74 to 12.30	5,924,590	1.40%	24.98% to 23.79%
2002	0.95% to 1.90%	380,780	9.93 to 11.45	4,163,804	1.27%	-12.89% to -12.04%
2001	0.95% to 1.90%	261,828	11.40 to 13.07	3,278,385	1.29%	3.91% to 4.93%

Franklin Small Mid Cap Growth Fund I – Class A
2005	0.95% to 1.90%	319,814	7.84 to 7.42	2,489,754	0.10%	9.50% to 8.45%
2004	0.95% to 1.90%	435,237	7.16 to 6.84	3,094,272	0.00%	11.96% to 10.89%
2003	0.95% to 1.90%	289,019	6.39 to 6.17	1,840,506	0.00%	36.37% to 35.06%
2002	0.95% to 1.90%	185,549	4.57 to 4.69	866,959	0.00%	-30.92% to -30.25%
2001	0.95% to 1.70%	127,318	6.64 to 6.72	854,058	0.36%	-21.89% to -21.29%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.95% to 1.65%	233,560	12.60 to 12.45	2,927,966	1.29%	9.09% to 8.32%
2004	0.95% to 1.65%	206,884	11.55 to 11.50	2,385,079	0.49%	15.52% to 14.98%	(a) (b)

Franklin VIT – Franklin Balance Sheet Investment Fund – Class A
2005	0.95% to 1.85%	175,926	20.33 to 19.38	3,530,946	0.88%	9.85% to 8.86%
2004	0.95% to 1.85%	121,505	18.50 to 17.80	2,225,352	0.89%	24.12% to 22.99%
2003	0.95% to 1.85%	77,941	14.91 to 14.47	1,154,090	0.48%	28.35% to 27.18%
2002	0.95% to 1.70%	42,332	11.42 to 11.62	489,094	0.94%	-7.56% to -6.86%
2001	0.95% to 1.70%	19,653	12.35 to 12.47	244,496	1.96%	15.69% to 16.58%

Gartmore Bond Fund – Class D
2005	0.95% to 2.05%	30,706	13.96 to 13.10	425,554	4.44%	2.15% to 1.02%
2004	0.95% to 2.05%	31,530	13.67 to 12.97	428,495	4.63%	3.83% to 2.68%
2003	0.95% to 2.05%	35,896	13.16 to 12.63	470,273	5.21%	5.38% to 4.21%
2002	0.95% to 2.05%	39,246	12.12 to 12.49	488,618	5.35%	7.03% to 8.23%
2001	0.95% to 1.70%	34,240	11.40 to 11.54	393,896	4.93%	7.97% to 8.80%

Tax qualified
2005	1.30%	28,025	57.42	1,609,330	4.44%	1.79%
2004	1.30%	32,581	56.42	1,838,084	4.63%	3.47%
2003	1.30%	36,727	54.53	2,002,584	5.21%	5.01%
2002	1.30%	39,588	51.93	2,055,664	5.35%	7.85%
2001	1.30%	34,762	48.15	1,673,737	4.93%	8.41%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Non-tax qualified
2005	1.30%	72	$57.18	$4,117	4.44%	1.79%
2004	1.30%	72	56.17	4,045	4.63%	3.47%
2003	1.30%	72	54.29	3,909	5.21%	5.01%
2002	1.30%	72	51.70	3,748	5.35%	7.85%
2001	1.30%	73	47.94	3,500	4.93%	8.41%

Gartmore Bond Index Fund – Class A
2005	0.95% to 1.65%	21,251	12.81 to 12.34	268,493	3.76%	0.90% to 0.19%
2004	0.95% to 1.65%	20,255	12.69 to 12.32	254,381	3.62%	2.75% to 2.02%
2003	0.95% to 1.65%	14,144	12.35 to 12.07	173,477	4.05%	2.20% to 1.47%
2002	0.95% to 1.45%	8,533	11.95 to 12.09	102,628	4.20%	7.87% to 8.41%
2001	0.95% to 1.25%	1,128	11.11 to 11.15	12,549	4.64%	5.80% to 6.13%

Gartmore Government Bond Fund – Class D
2005	0.95% to 1.90%	332,211	13.60 to 12.88	4,825,019	3.93%	1.80% to 0.83%
2004	0.95% to 1.90%	423,678	13.36 to 12.77	6,055,314	3.76%	2.44% to 1.46%
2003	0.95% to 1.90%	473,517	13.04 to 12.59	6,686,754	4.09%	0.93% to -0.04%
2002	0.95% to 1.90%	507,979	12.59 to 14.99	7,158,033	3.97%	8.87% to 9.93%
2001	0.95% to 1.90%	197,497	11.57 to 13.69	2,497,854	4.99%	5.94% to 6.97%

Gartmore Growth Fund – Class A
2005	0.95% to 1.45%	59,143	11.42 to 11.30	671,279	0.04%	5.11% to 4.58%
2004	0.95% to 1.45%	49,930	10.86 to 10.81	540,838	0.14%	6.77% to 6.23%
2003	0.95% to 1.45%	33,909	10.17 to 10.17	344,961	0.00%	1.74% to 1.72%	(a)

Gartmore Growth Fund – Class D
2005	0.95% to 1.45%	24,246	5.54 to 5.39	133,511	0.12%	5.54% to 5.01%
2004	0.95% to 1.45%	31,341	5.25 to 5.13	163,434	0.19%	7.09% to 6.54%
2003	0.95% to 1.45%	38,281	4.90 to 4.81	186,771	0.04%	31.76% to 31.10%
2002	1.00% to 1.45%	12,687	3.67 to 3.72	46,876	0.00%	-29.74% to -29.42%
2001	0.95% to 1.45%	15,463	5.23 to 5.27	81,234	0.00%	-28.84% to -28.48%

Tax qualified
2005	1.30%	15,445	67.19	1,037,727	0.12%	5.17%
2004	1.30%	18,003	63.88	1,150,114	0.19%	6.71%
2003	1.30%	21,965	59.87	1,315,025	0.04%	31.30%
2002	1.30%	19,736	45.60	899,907	0.00%	-29.63%
2001	1.30%	20,929	64.80	1,356,183	0.00%	-28.73%

Non-tax qualified
2005	1.30%	115	70.94	8,158	0.12%	5.17%
2004	1.30%	116	67.45	7,825	0.19%	6.71%
2003	1.30%	116	63.21	7,333	0.04%	31.30%
2002	1.30%	116	48.15	5,599	0.00%	-29.63%
2001	1.30%	179	68.42	12,247	0.00%	-28.73%

Gartmore GVIT ID Aggressive Fund – Class II
2005	1.30%	23,675	11.88	281,322	2.43%	6.53%
2004	1.30%	8,041	11.15	89,690	2.03%	11.54%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	1.30%	2,998	10.54	31,608	2.10%	1.97%
2004	1.30%	30	10.34	310	3.23%	3.39%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	1.30%	81,006	11.20	906,866	2.44%	3.98%
2004	1.30%	47,710	10.77	513,679	2.23%	7.67%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	1.30%	83,390	11.62	969,300	2.06%	5.68%
2004	1.30%	48,890	11.00	537,718	1.75%	9.99%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	1.30%	7,929	10.90	86,397	2.76%	3.13%
2004	1.30%	1,048	10.57	11,073	1.90%	5.66%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.95% to 1.50%	21,649	$10.79 to 10.53	$231,136	2.18%	1.57% to 1.01%
2004	0.95% to 1.50%	13,825	10.62 to 10.42	145,621	2.23%	7.46% to 6.86%
2003	0.95% to 1.50%	10,009	9.89 to 9.75	98,367	1.58%	17.29% to 16.64%
2002	1.20% to 1.50%	7,874	8.36 to 8.40	66,041	2.25%	-13.63% to -13.37%
2001	1.20% to 1.30%	8,363	9.69 to 9.70	81,050	1.08%	-3.09% to -3.05%	(a)

Gartmore ID Aggressive Fund – Service Class
2005	0.95% to 1.65%	124,879	10.56 to 10.17	1,304,515	2.02%	6.82% to 6.07%
2004	0.95% to 1.60%	76,169	9.88 to 9.61	745,692	1.77%	12.92% to 12.18%
2003	0.95% to 1.50%	47,094	8.75 to 8.60	409,355	1.12%	30.44% to 29.72%
2002	0.95% to 1.50%	12,677	6.63 to 6.71	84,519	0.75%	-19.63% to -19.18%
2001	1.20% to 1.40%	1,341	8.25 to 8.28	11,072	0.34%	-12.69% to -12.52%

Gartmore ID Conservative Fund – Service Class
2005	0.95% to 1.55%	144,727	11.44 to 11.08	1,640,306	2.64%	2.22% to 1.60%
2004	0.95% to 1.55%	124,360	11.19 to 10.90	1,381,387	2.24%	3.78% to 3.15%
2003	0.95% to 1.50%	73,292	10.78 to 10.59	787,586	2.03%	6.63% to 6.04%
2002	0.95% to 1.45%	32,226	10.00 to 10.11	324,890	7.25%	-0.94% to -0.44%
2001	1.35%	19	10.10	192	7.29%	0.75%

Gartmore ID Moderate Fund – Service Class
2005	0.95% to 1.90%	685,861	11.04 to 10.50	7,507,153	2.55%	4.40% to 3.41%
2004	0.95% to 1.75%	408,308	10.58 to 10.22	4,281,135	2.10%	8.38% to 7.50%
2003	0.95% to 1.75%	109,099	9.76 to 9.51	1,057,085	1.90%	18.57% to 17.61%
2002	0.95% to 1.75%	52,794	8.08 to 8.23	433,241	2.51%	-11.14% to -10.41%
2001	0.95% to 1.45%	20,377	9.13 to 9.19	187,135	2.13%	-6.14% to -5.66%

Gartmore ID Moderately Aggressive Fund – Service Class
2005	0.95% to 1.90%	280,453	10.83 to 10.30	2,998,826	2.31%	6.02% to 5.01%
2004	0.95% to 1.85%	156,228	10.21 to 9.83	1,578,276	1.46%	11.03% to 10.02%
2003	0.95% to 1.50%	155,282	9.20 to 9.03	1,418,116	1.19%	25.11% to 24.42%
2002	0.95% to 1.50%	21,384	7.26 to 7.35	156,352	1.31%	-15.72% to -15.25%
2001	1.35% to 1.45%	195	8.62 to 8.63	1,681	1.19%	-10.11% to -10.02%

Gartmore ID Moderately Conservative Fund – Service Class
2005	0.95% to 1.65%	169,351	11.36 to 10.94	1,906,350	2.75%	3.41% to 2.69%
2004	0.95% to 1.65%	112,334	10.98 to 10.66	1,227,135	2.30%	6.04% to 5.30%
2003	0.95% to 1.50%	80,598	10.36 to 10.17	831,220	1.27%	12.45% to 11.83%
2002	1.20% to 1.45%	9,259	9.10 to 9.16	84,474	2.32%	-5.63% to -5.39%
2001	1.50%	141	9.64	1,360	2.06%	-2.65%

Gartmore International Index Fund – Class A
2005	1.10% to 1.90%	1,811	10.78 to 10.33	19,359	1.54%	12.27% to 11.37%
2004	1.10% to 1.90%	4,530	9.60 to 9.27	43,218	0.18%	17.83% to 16.87%
2003	1.10% to 1.90%	86,263	8.15 to 7.94	700,429	1.07%	35.53% to 34.43%
2002	1.10% to 1.90%	564	5.90 to 6.01	3,377	1.86%	-19.27% to -18.61%
2001	1.20% to 1.45%	257	7.35 to 7.38	1,893	0.53%	-23.65% to -23.45%

Gartmore Large Cap Value Fund – Class A
2005	0.95% to 1.65%	149,960	13.99 to 13.44	2,032,432	1.06%	6.26% to 5.51%
2004	0.95% to 1.65%	117,301	13.16 to 12.74	1,500,937	1.05%	14.78% to 13.97%
2003	0.95% to 1.90%	99,480	11.47 to 11.07	1,115,437	1.03%	26.81% to 25.60%
2002	0.95% to 1.90%	64,810	8.76 to 9.04	572,276	0.84%	-15.43% to -14.61%
2001	0.95% to 1.50%	56,771	10.30 to 10.59	589,278	1.05%	-6.22% to -5.69%

Gartmore Mid Cap Market Index Fund – Class A
2005	0.95% to 1.90%	73,263	13.48 to 12.82	977,790	0.93%	10.76% to 9.71%
2004	0.95% to 1.90%	64,225	12.17 to 11.69	775,258	0.42%	14.48% to 13.39%
2003	0.95% to 1.90%	40,923	10.63 to 10.31	433,003	0.39%	33.11% to 31.83%
2002	0.95% to 1.90%	32,942	7.82 to 7.99	262,216	0.43%	-16.89% to -16.08%
2001	0.95% to 1.45%	1,678	9.46 to 9.52	15,935	0.74%	-3.21% to -2.72%

Gartmore Money Market Fund – Prime Shares
2005	1.30%	387,808	23.24	9,011,956	2.89%	1.38%
2004	1.30%	412,803	22.92	9,461,896	0.86%	-0.48%
2003	1.30%	464,749	23.03	10,703,514	0.65%	-0.69%
2002	1.30%	588,136	23.19	13,639,591	1.09%	-0.19%
2001	1.30%	645,265	23.24	14,992,880	3.53%	2.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Tax qualified
2005	1.30%	4,426	$29.26	$129,511	2.89%	1.38%
2004	1.30%	5,046	28.86	145,638	0.86%	-0.48%
2003	1.30%	7,279	29.00	211,093	0.65%	-0.69%
2002	1.30%	44,653	29.20	1,303,965	1.09%	-0.19%
2001	1.30%	13,826	29.26	404,517	3.53%	2.11%

Non-tax qualified
2005	1.30%	822	29.45	24,205	2.89%	1.38%
2004	1.30%	825	29.04	23,962	0.86%	-0.48%
2003	1.30%	827	29.18	24,135	0.65%	-0.69%
2002	1.30%	830	29.39	24,405	1.09%	-0.19%
2001	1.30%	833	29.44	24,526	3.53%	2.11%

Gartmore Money Market Fund – Service Class
2005	0.95% to 2.25%	449,909	10.68 to 9.59	4,750,529	3.77%	1.60% to 0.27%
2004	0.95% to 2.25%	260,132	10.51 to 9.57	2,706,289	0.46%	-0.28% to -1.59%
2003	0.95% to 2.25%	1,054,174	10.54 to 9.72	11,007,017	0.53%	-0.45% to -1.76%
2002	0.95% to 1.90%	767,343	10.32 to 10.59	8,076,213	0.95%	-0.91% to 0.05%
2001	0.95% to 1.75%	456,054	10.44 to 10.58	4,813,949	3.25%	1.57% to 2.40%

Gartmore Nationwide Fund – Class D
2005	0.95% to 1.65%	39,655	9.96 to 9.57	389,996	0.82%	6.34% to 5.60%
2004	0.95% to 1.65%	39,211	9.36 to 9.06	363,697	1.17%	8.73% to 7.96%
2003	0.95% to 1.65%	37,314	8.61 to 8.39	319,313	0.81%	25.89% to 25.00%
2002	0.95% to 1.90%	14,376	6.67 to 6.84	97,884	0.83%	-18.70% to -17.92%
2001	0.95% to 1.80%	24,097	8.21 to 8.33	200,101	0.60%	-13.54% to -12.79%

Tax qualified
2005	1.30%	42,114	121.99	5,137,308	0.82%	5.97%
2004	1.30%	48,114	115.11	5,538,559	1.17%	8.35%
2003	1.30%	50,848	106.25	5,402,439	0.81%	25.45%
2002	1.30%	51,953	84.69	4,400,104	0.83%	-18.21%
2001	1.30%	53,874	103.55	5,578,402	0.60%	-13.10%

Non-tax qualified
2005	1.30%	56	127.06	7,115	0.82%	5.97%
2004	1.30%	56	119.90	6,715	1.17%	8.35%
2003	1.30%	56	110.67	6,197	0.81%	25.45%
2002	1.30%	60	88.22	5,269	0.83%	-18.21%
2001	1.30%	92	107.85	9,922	0.60%	-13.10%

Gartmore S&P 500 Index Fund – Service Class
2005	0.95% to 2.25%	460,212	8.52 to 9.31	4,044,529	1.24%	3.26% to 1.90%
2004	0.95% to 2.25%	427,342	8.25 to 9.14	3,652,845	1.28%	9.25% to 7.81%
2003	0.95% to 2.25%	423,786	7.55 to 8.48	3,324,284	1.02%	26.57% to 24.92%
2002	0.95% to 2.05%	374,477	5.79 to 6.96	2,315,159	0.92%	-24.26% to -23.41%
2001	0.95% to 1.80%	299,497	7.68 to 9.12	2,460,849	0.69%	-13.92% to -13.17%

Gartmore Small Cap Fund – Class A
2005	0.95% to 1.65%	229,634	17.59 to 16.90	4,645,571	0.00%	21.35% to 20.50%
2004	0.95% to 1.65%	231,298	14.50 to 14.02	3,913,587	0.00%	24.57% to 23.69%
2003	0.95% to 1.65%	153,649	11.64 to 11.34	2,125,948	0.00%	46.61% to 45.57%
2002	0.95% to 1.45%	74,127	7.83 to 9.74	707,046	0.00%	-19.73% to -19.32%
2001	0.95% to 1.45%	39,865	9.76 to 12.12	476,153	0.00%	-3.32% to -2.82%

Gartmore Small Cap Index Fund – Class A
2005	0.95% to 1.65%	61,125	12.98 to 12.50	785,085	0.80%	3.35% to 2.62%
2004	0.95% to 1.65%	65,067	12.56 to 12.18	811,847	0.70%	16.64% to 15.82%
2003	0.95% to 1.65%	27,945	10.76 to 10.52	298,888	0.49%	44.06% to 43.05%
2002	0.95% to 1.50%	7,171	7.38 to 7.47	53,271	1.32%	-22.13% to -21.69%
2001	0.95% to 1.50%	846	9.48 to 9.54	8,046	0.72%	0.14% to 0.70%

Gartmore Value Opportunities Fund – Class A
2005	0.95% to 1.60%	21,774	14.91 to 14.41	321,355	0.12%	6.87% to 6.17%
2004	0.95% to 1.60%	45,590	13.95 to 13.57	632,586	0.07%	12.33% to 11.59%
2003	0.95% to 1.60%	15,946	12.42 to 12.16	196,853	0.07%	35.40% to 34.51%
2002	0.95% to 1.60%	4,444	9.04 to 9.17	40,469	0.68%	-15.73% to -15.18%
2001	1.25% to 1.50%	313	10.74 to 10.78	3,366	0.53%	0.31% to 0.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus Adviser Balanced Fund
2005	0.95% to 1.70%	129,865	$11.04 to 10.60	$1,417,997	1.44%	6.65% to 5.84%
2004	0.95% to 1.90%	127,676	10.35 to 9.93	1,308,970	1.53%	7.39% to 6.36%
2003	0.95% to 1.90%	148,887	9.64 to 9.34	1,427,611	1.93%	12.92% to 11.84%
2002	0.95% to 1.70%	107,570	8.39 to 8.53	915,474	2.04%	-8.16% to -7.46%
2001	0.95% to 1.70%	33,047	9.13 to 9.22	304,374	2.69%	-6.47% to -5.75%

Janus Adviser International Growth Fund
2005	1.20% to 1.90%	4,763	10.27 to 9.89	48,758	0.57%	30.15% to 29.24%
2004	1.20% to 1.90%	6,398	7.89 to 7.65	50,327	0.08%	18.41% to 17.58%
2003	1.20% to 1.50%	109,672	6.66 to 6.60	730,459	0.97%	33.16% to 32.76%
2002	1.05% to 1.45%	7,960	4.97 to 5.02	39,797	0.66%	-26.70% to -26.40%
2001	1.05% to 1.60%	2,188	6.77 to 6.82	14,898	0.72%	-24.03% to -23.60%

Janus Adviser Worldwide Fund – Class S
2005	0.95% to 1.90%	92,412	6.72 to 6.38	612,548	0.68%	5.06% to 4.06%
2004	0.95% to 1.90%	132,162	6.39 to 6.14	835,980	0.28%	3.74% to 2.74%
2003	0.95% to 1.90%	212,407	6.16 to 5.97	1,299,031	0.63%	21.67% to 20.50%
2002	0.95% to 1.90%	189,431	4.96 to 5.06	954,394	0.38%	-27.41% to -26.71%
2001	0.95% to 1.80%	153,530	6.84 to 6.91	1,058,035	0.19%	-22.51% to -21.83%

Janus Fund
2005	0.95% to 2.05%	587,461	5.84 to 5.48	7,869,103	0.06%	2.99% to 1.85%
2004	0.95% to 2.05%	710,079	5.67 to 5.38	9,546,393	0.00%	3.69% to 2.54%
2003	0.95% to 2.05%	840,546	5.47 to 5.25	11,013,476	0.00%	30.46% to 29.01%
2002	0.95% to 2.05%	927,009	4.07 to 12.76	9,380,070	0.00%	-29.05% to -28.25%
2001	0.95% to 1.80%	1,057,293	5.76 to 17.85	15,177,679	0.00%	-27.47% to -26.81%

Janus Twenty Fund
2005	0.95% to 1.90%	1,016,777	5.99 to 5.67	23,689,667	0.20%	8.38% to 7.35%
2004	0.95% to 1.90%	1,174,936	5.53 to 5.29	24,875,542	0.03%	22.72% to 21.54%
2003	0.95% to 1.90%	1,367,638	4.51 to 4.35	22,785,027	0.51%	24.12% to 22.93%
2002	0.95% to 1.90%	1,505,246	3.54 to 18.40	20,571,379	0.59%	-25.47% to -24.74%
2001	0.95% to 1.80%	1,693,929	4.75 to 24.54	30,903,488	0.72%	-30.49% to -29.88%

Janus Worldwide Fund
2005	0.95% to 1.50%	435,577	5.94 to 5.76	6,381,844	1.03%	4.84% to 4.26%
2004	0.95% to 1.50%	552,324	5.67 to 5.52	7,768,920	0.65%	4.53% to 3.95%
2003	0.95% to 1.50%	745,134	5.42 to 5.31	10,109,603	0.94%	23.06% to 22.37%
2002	0.95% to 1.50%	864,427	4.34 to 11.28	9,510,531	0.72%	-27.13% to -26.72%
2001	0.95% to 1.50%	1,078,979	5.96 to 15.44	15,661,803	0.02%	-24.04% to -23.61%

Lazard Small Cap Portfolio – Open Shares
2005	0.95% to 1.90%	164,638	16.43 to 15.56	2,918,919	0.00%	2.94% to 1.96%
2004	0.95% to 1.90%	194,132	15.96 to 15.26	3,342,506	0.02%	13.81% to 12.72%
2003	0.95% to 1.90%	168,554	14.02 to 13.54	2,558,176	0.00%	37.25% to 35.93%
2002	0.95% to 1.90%	255,464	9.96 to 11.25	2,744,647	0.00%	-19.39% to -18.60%
2001	0.95% to 1.90%	103,663	12.35 to 13.87	1,414,930	0.13%	15.44% to 16.56%

MFS® Strategic Income Fund – Class A
2005	1.30%	78,799	12.98	1,022,538	6.04%	0.76%
2004	1.30%	69,176	12.88	890,884	5.95%	6.91%
2003	1.30%	61,538	12.05	741,264	6.42%	12.30%
2002	1.30%	39,645	10.73	425,225	6.58%	5.99%
2001	1.30%	34,722	10.12	351,384	2.62%	1.20%	(a) (b)

Nationwide® Large Cap Growth Fund – Class A
2002	1.20% to 1.45%	41,537	4.12 to 5.63	214,128	0.00%	-29.31% to -29.13%
2001	0.95% to 1.45%	13,422	5.83 to .96	97,173	0.00%	-21.90% to -21.50%

Neuberger Berman EF – Guardian Fund – Investor Class Shares
2005	1.30%	148,320	20.71	3,071,220	0.65%	7.03%
2004	1.30%	167,914	19.35	3,248,495	0.29%	14.55%
2003	1.30%	193,335	16.89	3,265,121	0.29%	33.38%
2002	1.30%	241,595	12.66	3,058,980	0.82%	-26.71%
2001	1.30%	291,417	17.28	5,034,831	0.81%	-3.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman EF – Partners Fund – Investor Class Shares
2005	1.30%	208,718	$34.36	$7,172,124	1.01%	16.46%
2004	1.30%	185,415	29.51	5,470,922	0.70%	17.66%
2003	1.30%	201,663	25.08	5,057,026	0.03%	34.11%
2002	1.30%	209,534	18.70	3,917,971	0.15%	-25.80%
2001	1.30%	247,749	25.20	6,243,516	0.36%	-4.29%

Neuberger Berman ET – Genesis Fund – Trust Class Shares
2005	0.95% to 1.90%	807,488	22.34 to 21.15	18,319,479	0.00%	15.20% to 14.10%
2004	0.95% to 1.90%	738,855	19.39 to 18.54	14,615,405	0.00%	17.55% to 16.42%
2003	0.95% to 1.90%	606,006	16.49 to 15.92	10,220,042	0.00%	30.40% to 29.16%
2002	0.95% to 1.90%	507,180	12.33 to 13.18	6,601,375	0.00%	-4.84% to -3.92%
2001	0.95% to 1.65%	327,635	13.01 to 13.76	4,458,041	0.00%	10.22% to 11.01%

Neuberger Berman ET – Guardian Fund – Trust Class Shares
2005	0.95% to 1.50%	27,967	11.01 to 10.67	303,702	0.48%	7.23% to 6.64%
2004	0.95% to 1.50%	39,609	10.27 to 10.01	402,509	0.22%	14.83% to 14.20%
2003	0.95% to 1.55%	39,493	8.95 to 8.75	350,024	0.20%	33.73% to 32.92%
2002	0.95% to 1.55%	39,007	6.58 to 6.69	259,236	0.88%	-27.06% to -26.61%
2001	0.95% to 1.55%	26,591	9.02 to 9.11	241,440	0.97%	-3.46% to -2.86%

Neuberger Berman ET – Partners Fund – Trust Class Shares
2005	0.95% to 1.90%	43,693	13.39 to 12.68	576,139	0.51%	16.69% to 15.58%
2004	0.95% to 1.90%	31,510	11.47 to 10.97	358,723	0.66%	17.89% to 16.76%
2003	0.95% to 1.90%	23,117	9.73 to 9.39	223,623	0.00%	34.37% to 33.09%
2002	0.95% to 1.90%	20,457	7.06 to 7.24	147,302	0.00%	-26.34% to -25.62%
2001	0.95% to 1.45%	19,125	9.65 to 9.74	185,603	0.29%	-4.66% to -4.17%

Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares
2005	0.95% to 1.45%	43,761	12.04 to 11.94	524,937	0.63%	6.43% to 5.90%
2004	0.95% to 1.40%	7,845	11.31 to 11.28	88,574	0.02%	13.13% to 12.79%	(a) (b)

Neuberger Berman Limited Maturity Bond Fund® – Investor Class Shares
2005	1.30%	72,068	14.29	1,029,836	3.86%	0.25%
2004	1.30%	90,347	14.25	1,287,763	3.60%	-0.39%
2003	1.30%	97,423	14.31	1,394,009	3.71%	1.20%
2002	1.30%	89,370	14.14	1,263,616	4.77%	3.74%
2001	1.30%	87,855	13.63	1,197,430	5.09%	6.99%

Oppenheimer Capital Appreciation Fund A
2005	0.95% to 1.80%	360,986	8.06 to 7.71	2,888,178	0.61%	3.70% to 2.82%
2004	0.95% to 1.80%	327,920	7.77 to 7.49	2,533,507	0.00%	5.45% to 4.54%
2003	0.95% to 1.80%	213,208	7.37 to 7.17	1,565,653	0.00%	28.23% to 27.13%
2002	0.95% to 1.80%	98,464	5.64 to 5.75	563,983	0.00%	-27.59% to -26.96%
2001	0.95% to 1.70%	48,520	7.80 to 7.87	381,399	0.00%	-14.19% to -13.53%

Oppenheimer Champion Income Fund A
2005	0.95% to 1.45%	23,082	12.37 to 12.20	284,436	6.20%	1.68% to 1.17%
2004	0.95% to 1.45%	12,480	12.16 to 12.06	151,387	7.34%	8.17% to 7.63%
2003	0.95% to 1.45%	6,563	11.24 to 11.21	73,749	5.79%	12.45% to 12.06%	(a) (b)

Oppenheimer Global Fund A
2005	0.95% to 1.90%	526,968	12.01 to 11.37	14,749,212	0.60%	12.75% to 11.68%
2004	0.95% to 1.90%	625,115	10.65 to 10.18	16,086,858	0.54%	17.54% to 16.42%
2003	0.95% to 2.25%	799,413	9.06 to 9.80	17,127,357	0.80%	41.72% to 39.86%
2002	0.95% to 1.90%	645,872	6.23 to 25.81	11,057,926	0.00%	-23.92% to -23.19%
2001	0.95% to 1.90%	1,741,535	8.19 to 8.32	14,413,609	0.00%	-13.49% to -12.64%

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.25%	436,757	13.07 to 12.79	5,682,456	0.76%	12.97% to 11.49%
2004	0.95% to 2.25%	298,367	11.57 to 11.47	3,445,679	0.00%	15.69% to 14.68%	(a) (b)

Oppenheimer Strategic Income Fund – Class A
2005	0.95% to 1.60%	43,760	14.27 to 13.79	617,703	7.58%	3.17% to 2.49%
2004	0.95% to 1.45%	27,596	13.84 to 13.54	378,215	7.32%	8.58% to 8.03%
2003	0.95% to 1.45%	18,797	12.74 to 12.54	237,385	4.89%	18.46% to 17.86%
2002	1.20% to 1.45%	8,948	10.64 to 10.70	95,479	6.94%	5.30% to 5.56%
2001	1.25% to 1.45%	2,330	10.10 to 10.13	23,590	15.96%	2.06% to 2.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Phoenix Balanced Fund – Class A
2005	1.30%	57,925	$19.49	$1,129,059	1.94%	0.16%
2004	1.30%	58,000	19.46	1,128,718	2.21%	5.77%
2003	1.30%	53,906	18.40	991,782	2.02%	17.06%
2002	1.30%	48,209	15.72	757,712	2.61%	-12.71%
2001	1.30%	48,287	18.01	869,481	2.71%	0.59%

PIMCO Total Return Fund – Class A
2005	0.95% to 2.25%	316,198	13.38 to 11.89	4,186,754	3.18%	1.43% to 0.10%
2004	0.95% to 2.25%	294,143	13.19 to 11.87	3,848,466	2.08%	3.65% to 2.29%
2003	0.95% to 2.25%	203,571	12.73 to 11.61	2,573,697	2.94%	4.07% to 2.70%
2002	0.95% to 1.80%	147,395	12.00 to 12.23	1,793,691	3.28%	7.67% to 8.60%
2001	0.95% to 1.50%	39,495	11.18 to 11.26	443,700	7.24%	7.33% to 7.93%

Putnam International Equity Fund – Class A
2005	1.45% to 1.50%	265	16.07 to 16.05	4,258	2.08%	10.95% to 10.89%
2004	1.45% to 1.50%	265	14.48 to 14.47	3,838	0.03%	14.55% to 14.49%
2003	1.20% to 1.50%	24,231	12.66 to 12.64	306,866	3.32%	26.65% to 26.39%	(a) (b)

Putnam Voyager Fund – Class A
2005	0.95% to 1.50%	12,850	12.77 to 12.58	163,516	0.86%	4.50% to 3.92%
2004	0.95% to 1.20%	8,723	12.22 to 12.17	106,490	0.00%	3.80% to 3.54%
2003	0.95% to 1.45%	6,455	11.77 to 11.73	75,971	0.00%	17.71% to 17.31%	(a) (b)

Strong Advisor Mid Cap Growth Fund – Class Z
2004	0.95% to 1.50%	63,387	5.10 to 4.98	320,230	0.00%	17.28% to 16.63%
2003	0.95% to 1.50%	52,440	4.35 to 4.27	226,739	0.00%	32.98% to 32.24%
2002	0.95% to 1.45%	18,389	3.23 to 3.27	59,785	0.00%	-38.63% to -38.32%
2001	1.10% to 1.45%	2,739	5.27 to 5.29	14,464	0.00%	-31.87% to -31.63%

Templeton Foreign Fund – Class A
2005	0.95% to 1.65%	291,056	14.33 to 13.77	5,675,305	1.52%	9.59% to 8.81%
2004	0.95% to 1.65%	363,832	13.08 to 12.66	6,474,126	1.75%	17.02% to 16.19%
2003	0.95% to 1.65%	491,545	11.18 to 10.89	7,349,490	1.99%	29.28% to 28.36%
2002	0.95% to 1.50%	397,854	8.52 to 13.67	4,892,982	1.65%	-10.02% to -9.51%
2001	0.95% to 1.60%	356,734	9.45 to 15.16	5,176,972	2.52%	-9.40% to -8.80%

Van Kampen Growth and Income Fund – Class A
2005	0.95% to 1.90%	145,322	15.26 to 14.87	2,209,824	1.33%	8.83% to 7.79%
2004	0.95% to 1.85%	107,166	14.02 to 13.81	1,500,210	1.14%	12.86% to 11.83%
2003	0.95% to 1.45%	38,228	12.42 to 12.38	474,848	0.59%	24.24% to 23.82%	(a)

Van Kampen Growth Fund – Class A
2005	0.95% to 1.55%	27,114	17.17 to 16.90	464,288	0.00%	16.50% to 15.79%
2004	0.95% to 1.55%	9,302	14.74 to 14.59	136,813	0.00%	19.88% to 19.15%
2003	0.95% to 1.45%	1,518	12.30 to 12.26	18,651	0.00%	22.98% to 22.57%	(a)

Van Kampen Real Estate Securities Fund – Class A
2005	0.95% to 1.90%	71,646	19.96 to 19.46	1,422,868	1.66%	15.50% to 14.39%
2004	0.95% to 1.90%	38,415	17.29 to 17.01	661,824	1.32%	35.38% to 34.08%
2003	0.95% to 1.65%	5,655	12.77 to 12.71	72,097	2.27%	27.69% to 27.09%	(a) (b)

Waddell & Reed Advisors Small Cap Fund, Inc. – Class A
2005	0.95% to 1.60%	16,011	15.28 to 15.01	243,451	0.00%	11.31% to 10.58%
2004	0.95% to 1.45%	11,284	13.73 to 13.61	154,603	0.00%	12.18% to 11.62%
2003	1.20% to 1.25%	747	12.22 to 12.21	9,125	0.00%	22.16% to 22.12%	(a)

Wells Fargo Advantage Funds – Common Stock Fund – Class Z
2005	0.95% to 1.90%	279,865	12.42 to 11.76	4,275,989	0.00%	10.95% to 9.89%
2004	0.95% to 1.90%	319,273	11.20 to 10.70	4,395,409	0.00%	8.91% to 7.87%
2003	0.95% to 1.90%	332,850	10.28 to 9.92	4,210,020	0.00%	37.38% to 36.07%
2002	0.95% to 1.90%	305,307	7.29 to 10.88	2,890,786	0.00%	-20.80% to -20.03%
2001	0.95% to 1.70%	264,765	9.24 to 13.65	3,131,330	0.00%	-3.38% to -2.64%

Wells Fargo Advantage Funds – Growth and Income Fund
2005	0.95% to 1.85%	36,681	6.91 to 6.59	251,415	0.41%	-2.74% to -3.62%
2004	0.95% to 1.85%	36,418	7.11 to 6.84	256,955	0.48%	7.85% to 6.87%
2003	0.95% to 1.85%	33,718	6.59 to 6.40	221,102	0.19%	23.26% to 22.14%
2002	0.95% to 1.45%	18,511	5.29 to 5.35	98,434	0.01%	-22.97% to -22.57%
2001	0.95% to 1.45%	2,793	6.86 to 6.91	19,241	0.00%	-21.23% to -20.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo Advantage Funds – Growth Fund
2005	0.95% to 1.45%	15,301	$11.95 to 11.82	$181,762	0.00%	7.96% to 7.42%
2004	0.95% to 1.45%	1,702	11.07 to 11.00	18,787	0.00%	11.50% to 10.93%

Wells Fargo Advantage Funds – Large Cap Growth Fund
2005	1.30%	86,404	23.86	2,061,588	0.00%	6.47%
2004	1.30%	89,847	22.41	2,013,457	0.00%	7.23%
2003	1.30%	104,342	20.90	2,180,594	0.00%	25.19%
2002	1.30%	109,741	16.69	1,832,011	0.00%	-30.81%
2001	1.30%	139,555	24.13	3,367,016	0.00%	-33.16%

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z
2005	0.95% to 1.50%	35,742	11.13 to 11.08	397,069	0.00%	11.25% to 10.80%	(a) (b)

2005 Reserves for annuity contracts in payout phase:				82,830

2005 Contract owners’ equity				$348,541,242

2004 Reserves for annuity contracts in payout phase:				86,864

2004 Contract owners’ equity				$343,538,465

2003 Reserves for annuity contracts in payout phase:				86,845

2003 Contract owners’ equity				$328,058,126

2002 Reserves for annuity contracts in payout phase:				76,586

2002 Contract owners’ equity				$261,873,293

2001 Reserves for annuity contracts in payout phase:				112,595

2001 Contract owners’ equity				$321,523,190

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units. The inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

†

Under a substitution order effective in 2001, the MFS® Strategic Income Fund – Class A was substituted for the MFS® Global Governments Fund – Class A. The financial highlights present data for the MFS® Global Governments Fund – Class A through 2000 and MFS® Strategic Income Fund – Class A thereafter.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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